AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

American Beacon Balanced Fund
Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCK - 61.47%
CONSUMER DISCRETIONARY - 5.10%
Auto Components - 0.19%
Johnson Controls, Inc.	45,900	1,762

Automobiles - 0.51%
General Motors Co.A	52,900	1,930
Toyota Motor Corp.B	32,600	2,679

		4,609

Hotels, Restaurants & Leisure - 0.80%
Carnival Corp.	59,600	2,665
McDonald’s Corp.	35,200	2,593
Wyndham Worldwide Corp.	71,100	2,000

		7,258

Media - 0.92%
CBS Corp.	103,400	2,050
Comcast Corp.	126,700	2,717
Interpublic Group of Cos., Inc.	161,400	1,725
Time Warner Cable, Inc.	27,100	1,838

		8,330

Multiline Retail - 1.19%
J.C. Penney Company, Inc.	122,200	3,919
Target Corp.	29,450	1,615
Wal-Mart Stores, Inc.	94,300	5,287

		10,821

Specialty Retail - 1.49%
Abercrombie & Fitch Co.	73,900	3,725
Gap, Inc.	354,800	6,838
The Home Depot, Inc.	81,050	2,980

		13,543

Total Consumer Discretionary		46,323

CONSUMER STAPLES - 3.86%
Beverages - 1.18%
Coca-Cola Co.	35,300	2,219
Diageo plcB	68,200	5,237
PepsiCo, Inc.	50,100	3,222

		10,678

Food & Drug Retailing - 0.85%
CVS Caremark Corp.	129,700	4,436
Safeway, Inc.	95,700	1,980
Sysco Corp.	45,100	1,314

		7,730

Food Products - 0.09%
Kraft Foods, Inc.	28,100	859

Household Products - 0.11%
Kimberly-Clark Corp.	14,900	964

Tobacco - 1.63%
Altria Group, Inc.	103,000	2,422
Imperial Tobacco Group plcB	86,800	4,962
Philip Morris International, Inc.	129,300	7,402

		14,786

Total Consumer Staples		35,017

ENERGY - 7.45%
Energy Equipment & Services - 0.47%
Transocean Ltd.A	53,000	4,236

Oil & Gas - 6.98%
BP plcB	116,900	5,549
Chevron Corp.	71,428	6,781
ConocoPhillips	313,376	22,394
Exxon Mobil Corp.	64,200	5,180

	Shares	Value
	(dollars in thousands)
Marathon Oil Corp.	31,200	1,426
Occidental Petroleum Corp.	63,200	6,110
Royal Dutch Shell plcB	103,700	7,318
Spectra Energy Corp.	236,100	6,193
Total SAB	40,500	2,380

		63,331

Total Energy		67,567

FINANCIALS - 15.86%
Banks - 5.77%
Bank of America Corp.	1,200,780	16,487
Bank of New York Mellon Corp.	71,300	2,227
First Horizon National Corp.	88,800	1,006
KeyCorp.	149,157	1,327
PNC Financial Services Group, Inc.	185,958	11,157
SunTrust Banks, Inc.	74,800	2,276
Wells Fargo & Co.	550,598	17,851

		52,331

Diversified Financials - 5.94%
American Express Co.	122,100	5,297
Capital One Financial Corp.	128,800	6,203
Citigroup, Inc.	1,646,603	7,937
Goldman Sachs Group, Inc.	17,100	2,798
JPMorgan Chase & Co.	469,834	21,113
Mastercard, Inc.	2,200	520
Morgan Stanley Dean Witter & Co.	180,000	5,292
SLM Corp.	165,200	2,381
State Street Corp.	49,700	2,322

		53,863

Insurance - 3.52%
ACE Ltd.	45,300	2,790
Allstate Corp.	136,800	4,260
Genworth Financial, Inc.	205,800	2,793
Hartford Financial Services Group, Inc.	133,600	3,711
Lincoln National Corp.	82,600	2,382
MetLife, Inc.	155,888	7,135
Prudential Financial, Inc.	23,600	1,452
Travelers Cos., Inc.	34,600	1,947
XL Group plc	239,500	5,489

		31,959

Real Estate - 0.63%
Annaly Capital Management, Inc.C	211,600	3,773
Chimera Investment Corp.C	475,572	1,997

		5,770

Total Financials		143,923

HEALTH CARE - 6.25%
Biotechnology - 0.22%
Amgen, Inc.	36,400	2,005

Health Care Equipment & Supplies - 0.76%
Baxter International, Inc.	94,500	4,582
Covidien PLC	48,400	2,298

		6,880

Health Care Providers & Services - 0.82%
Cardinal Health, Inc.	69,100	2,868
CIGNA Corp.	33,800	1,420
WellPoint, Inc.A	50,900	3,163

		7,451

Pharmaceuticals - 4.45%
Bristol-Myers Squibb Co.	146,600	3,691
Eli Lilly & Co.	110,000	3,825
Johnson & Johnson	119,000	7,113
Merck & Co., Inc.	254,476	8,441
Novartis AGB	46,900	2,620
Pfizer, Inc.	805,754	14,680

		40,370

Total Health Care		56,706

INDUSTRIALS - 6.54%
Aerospace & Defense - 2.06%
Boeing Co.	39,600	2,751
Lockheed Martin Corp.	95,500	7,602
Northrop Grumman Corp.	48,600	3,368
Raytheon Co.	100,000	4,999

		18,720

Air Freight & Couriers - 0.28%
FedEx Corp.	28,500	2,574

Commercial Services & Supplies - 0.33%
RR Donnelley & Sons Co.	168,960	2,994

Construction & Engineering - 0.20%
Shaw Group, Inc.A	48,500	1,832

Industrial Conglomerates - 2.03%
3M Co.	45,000	3,956
General Electric Co.	363,000	7,311
Honeywell International, Inc.	85,000	4,761
Tyco International Ltd.	53,225	2,386

		18,414

Machinery - 1.64%
Cummins, Inc.	12,400	1,313
Eaton Corp.	7,400	799
Illinois Tool Works, Inc.	54,100	2,894
ITT Industries, Inc.	77,000	4,537
PACCAR, Inc.	93,700	5,293

		14,836

Total Industrials		59,370

INFORMATION TECHNOLOGY - 8.64%
Communications Equipment - 0.39%
Cisco Systems, Inc.A	166,800	3,528

Computers & Peripherals - 3.52%
Apple Computer, Inc.	9,010	3,057
Hewlett-Packard Co.	352,600	16,110
International Business Machines Corp.	78,600	12,733

		31,900

	Shares	Value
	(dollars in thousands)
Electronic Equipment & Instruments - 0.54%
Avnet, Inc.	46,400	1,653
Tyco Electronics Ltd.	88,825	3,218

		4,871

Internet Software & Services - 0.20%
Xerox Corp.	174,200	1,850

Semiconductor Equipment & Products - 1.78%
ASML Holding N.V.	28,330	1,190
Intel Corp.	435,500	9,347
Micron Technology, Inc.	309,800	3,265
Texas Instruments, Inc.	69,400	2,353

		16,155

Software - 2.21%
CA, Inc.	220,374	5,245
Microsoft Corp.	465,100	12,894
Oracle Corp.	59,800	1,915

		20,054

Total Information Technology		78,358

MATERIALS - 2.54%
Chemicals - 1.44%
Air Products & Chemicals, Inc.	27,000	2,356
Celanese Corp.	34,200	1,419
Dow Chemical Co.	79,200	2,810
E. I. du Pont de Nemours & Co.	72,600	3,680
PPG Industries, Inc.	33,200	2,798

		13,063

Metals & Mining - 0.66%
Cliffs Natural Resources, Inc.	45,900	3,922
Newmont Mining Corp.	37,800	2,082

		6,004

Paper & Forest Products - 0.44%
International Paper Co.	136,500	3,942

Total Materials		23,009

TELECOMMUNICATION SERVICES - 2.91%
Diversified Telecommunication Services - 1.29%
AT&T, Inc.	233,477	6,426
Nokia Corp.B	316,200	3,383
Verizon Communications, Inc.	52,808	1,881

		11,690

Wireless Telecommunication Services - 1.62%
Vodafone Group plcB	519,400	14,730

Total Telecommunication Services		26,420

UTILITIES - 2.32%
CenterPoint Energy, Inc.	190,100	3,070
Dominion Resources, Inc.	107,400	4,676
Edison International	72,600	2,634
Entergy Corp.	21,300	1,537
Exelon Corp.	126,600	5,383
Public Service Enterprise Group, Inc.	117,000	3,794

Total Utilities		21,094

Total Common Stock (Cost $492,638)		557,787

PREFERRED STOCK - .22% (Cost $1,926)
CONSUMER DISCRETIONARY - 0.22%
General Motors Co.	37,500	2,037

	Par Amount	Value
	(par and dollars in thousands)
CORPORATE OBLIGATION - 14.99%
Agency - 0.05%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	360	363
6.875%, Due 1/20/2040	125	129

		492

Finance - 6.04%
Aegon Funding Corp., 5.75%, Due 12/15/2020	350	359
Aflac, Inc., 8.50%, Due 5/15/2019	190	235
American Express Co.,
2.75%, Due 9/15/2015	150	147
8.15%, Due 3/19/2038	225	294
American Express Credit Corp., 5.875%, Due 5/2/2013	605	658
American International Group, Inc., 6.40%, Due 12/15/2020	325	347
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012D	350	356
Bank of America Corp.,
4.50%, Due 4/1/2015	380	394
6.50%, Due 8/1/2016	2,090	2,314
7.80%, Due 9/15/2016	700	795
6.00%, Due 9/1/2017	400	425
7.625%, Due 6/1/2019	400	461
Bank of New York Mellon Corp.,
4.95%, Due 11/1/2012	355	380
1.50%, Due 1/31/2014	380	380
Bank One Corp., 4.90%, Due 4/30/2015	250	262
Barclays Bank plc,
3.90%, Due 4/7/2015	330	340
6.75%, Due 5/22/2019	350	393
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	555	631
7.25%, Due 2/1/2018	840	992
Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040	360	369
Berkshire Hathaway, Inc., 1.40%, Due 2/10/2012	400	404
BNP Paribas, 0.703%, Due 4/8/2013E	800	795
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	515	514
Citigroup, Inc.,
6.375%, Due 8/12/2014	1,170	1,306
0.566%, Due 11/5/2014E	320	308
6.01%, Due 1/15/2015	540	595
6.125%, Due 11/21/2017	660	724
8.50%, Due 5/22/2019	1,000	1,224
CME Group, Inc.,
5.40%, Due 8/1/2013	260	286
5.75%, Due 2/15/2014	465	520

	Par Amount	Value
	(dollars in thousands)
CNA Financial Corp., 7.35%, Due 11/15/2019	245	269
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	724
5.30%, Due 8/13/2019	325	340
Deutsche Bank AG, 3.875%, Due 8/18/2014	325	342
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	327
8.25%, Due 3/1/2038	1,500	1,767
General Electric Capital Corp.,
5.90%, Due 5/13/2014	350	388
0.503%, Due 1/8/2016E	1,125	1,078
5.625%, Due 5/1/2018	765	829
6.00%, Due 8/7/2019	350	389
5.50%, Due 1/8/2020	250	266
5.875%, Due 1/14/2038	625	617
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	787
6.25%, Due 9/1/2017	650	717
5.95%, Due 1/18/2018	565	611
6.00%, Due 6/15/2020	175	188
6.75%, Due 10/1/2037	1,902	1,909
HCP, Inc., 5.375%, Due 2/1/2021	400	403
HSBC Finance Corp., 0.553%, Due 1/15/2014E	1,050	1,013
ING Bank, NV, 5.125%, Due 5/1/2015D	450	464
JPMorgan Chase & Co.,
1.103%, Due 1/24/2014E	1,375	1,377
3.70%, Due 1/20/2015	1,240	1,288
6.00%, Due 1/15/2018	375	417
5.50%, Due 10/15/2040	325	319
JPMorgan Chase Bank, NA, 0.632%, Due 6/13/2016D E	415	396
Liberty Mutual Insurance Co., 7.875%, Due 10/15/2026D	1,500	1,567
Lincoln National Corp., 4.75%, Due 2/15/2014	245	259
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015D	325	326
6.375%, Due 1/21/2021	210	212
MassMutual Global Funding II, 0.463%, Due 12/6/2013D E	325	321
Mellon Funding Corp., 0.436%, Due 5/15/2014E	250	248
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	1,000	1,087
6.50%, Due 7/15/2018	260	281
6.11%, Due 1/29/2037	365	331
MetLife, Inc.,
5.375%, Due 12/15/2012	535	578
6.375%, Due 6/15/2034	350	384
Metropolitan Life Global Funding I, 0.552%, Due 3/15/2012D E	320	320
Monumental Global Funding III, 0.503%, Due 1/15/2014D E	325	313
Morgan Stanley,
2.786%, Due 5/14/2013E	700	724
0.783%, Due 10/15/2015E	320	303
7.30%, Due 5/13/2019	350	390
5.625%, Due 9/23/2019	350	353
Nasdaq OMX Group,
4.00%, Due 1/15/2015	185	189
5.55%, Due 1/15/2020	185	187
National Australia Bank Ltd., 4.375%, Due 12/10/2020D	325	316
Nationwide Building Society, 5.50%, Due 7/18/2012D	500	528
Nordea Bank AB,
2.50%, Due 11/13/2012D	350	357
4.875%, Due 1/27/2020D	300	305
PNC Funding Corp.,
4.25%, Due 9/21/2015	730	767
4.375%, Due 8/11/2020	330	327
Pricoa Global Funding I, 5.40%, Due 10/18/2012D	175	187
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	445	481
7.375%, Due 6/15/2019	300	356
Rabobank Nederland NV,
4.20%, Due 5/13/2014D	200	213
2.125%, Due 10/13/2015	385	372
Simon Property Group LP, 10.35%, Due 4/1/2019	325	444
Societe Generale N.Y., 2.20%, Due 9/14/2013D	300	300
State Street Corp., 4.30%, Due 5/30/2014	290	312
Travelers Cos., Inc., 3.90%, Due 11/1/2020	160	153
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	640	689
U.S. Bancorp, 1.375%, Due 9/13/2013	570	571
UBS AG, 5.875%, Due 12/20/2017	325	355
UnitedHealth Group, Inc.,
3.875%, Due 10/15/2020	325	310
6.625%, Due 11/15/2037	2,000	2,206
Wachovia Corp.,
0.673%, Due 10/15/2016E	650	607
5.75%, Due 2/1/2018	775	862
Wells Fargo & Co., 5.625%, Due 12/11/2017	250	278
Westpac Banking Corp., 2.25%, Due 11/19/2012	330	336
Willis North America, Inc., 6.20%, Due 3/28/2017	360	371

		54,809

Industrials - 7.42%
Alltel Corp., 7.00%, Due 7/1/2012	300	324
Altria Group, Inc., 9.70%, Due 11/10/2018	365	473
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	350	372
American Honda Finance Corp.,
4.625%, Due 4/2/2013D	425	452
3.875%, Due 9/21/2020D	150	146
Amgen, Inc., 6.90%, Due 6/1/2038	1,480	1,784
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	470	485
5.00%, Due 4/15/2020	330	347

	Par Amount	Value
	(dollars in thousands)
8.00%, Due 11/15/2039D	125	163
Apache Corp., 5.10%, Due 9/1/2040	170	156
AT&T, Inc.,
5.10%, Due 9/15/2014	860	946
5.625%, Due 6/15/2016	400	450
5.50%, Due 2/1/2018	300	330
6.80%, Due 5/15/2036	150	163
6.40%, Due 5/15/2038	1,840	1,917
5.35%, Due 9/1/2040D	283	259
Baxter International, Inc., 1.80%, Due 3/15/2013	230	234
Becton Dickinson and Co., 3.25%, Due 11/12/2020	375	351
Biogen Idec, Inc., 6.875%, Due 3/1/2018	805	903
Boeing Co., 1.875%, Due 11/20/2012	350	356
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	425	479
7.95%, Due 8/15/2030	205	256
5.75%, Due 5/1/2040	170	173
CA, Inc., 5.375%, Due 12/1/2019	215	221
Cameron International Corp., 6.375%, Due 7/15/2018	215	238
Canadian National Railway Co., 5.55%, Due 5/15/2018	350	393
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	365	392
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	300	305
6.125%, Due 2/17/2014	620	700
2.75%, Due 6/24/2015	340	346
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	175	205
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	146
Comcast Corp.,
6.30%, Due 11/15/2017	480	549
5.875%, Due 2/15/2018	305	338
6.45%, Due 3/15/2037	2,630	2,738
6.55%, Due 7/1/2039	350	369
ConocoPhillips,
4.60%, Due 1/15/2015	900	985
5.20%, Due 5/15/2018	425	470
5.75%, Due 2/1/2019	310	352
Cooper US, Inc.,
2.375%, Due 1/15/2016	570	563
3.875%, Due 12/15/2020	250	244
Costco Wholesale Corp., 5.30%, Due 3/15/2012	725	760
Covidien International Finance SA,
5.45%, Due 10/15/2012	395	425
6.55%, Due 10/15/2037	1,500	1,715
CSX Corp., 5.50%, Due 4/15/2041	325	314
CVS Caremark Corp., 3.25%, Due 5/18/2015	170	173
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	450	453
5.75%, Due 9/8/2011	550	566
Dell, Inc., 3.375%, Due 6/15/2012	190	196
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015	505	515
6.35%, Due 3/15/2040	160	164
E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014	95	106
Eaton Corp., 5.60%, Due 5/15/2018	340	378
eBay, Inc., 0.875%, Due 10/15/2013	265	263
EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015	545	569
EOG Resources, Inc., 2.50%, Due 2/1/2016	325	320
Equity Residential, 5.125%, Due 3/15/2016	470	511
Express Scripts, Inc., 6.25%, Due 6/15/2014	570	640
France Telecom S.A.,
4.375%, Due 7/8/2014	295	318
2.125%, Due 9/16/2015	150	147
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	250	284
Hewlett-Packard Co.,
6.125%, Due 3/1/2014	460	520
2.20%, Due 12/1/2015	325	322
Honeywell International, Inc., 4.25%, Due 3/1/2013	580	619
Hospira, Inc., 6.05%, Due 3/30/2017	260	292
International Business Machines Corp.,
4.75%, Due 11/29/2012	480	514
7.625%, Due 10/15/2018	770	974
ITT Corp., 4.90%, Due 5/1/2014	490	526
John Deere Capital Corp., 4.90%, Due 9/9/2013	620	676
Johnson Controls, Inc., 5.00%, Due 3/30/2020	320	339
Kellogg Co., 4.25%, Due 3/6/2013	500	532
Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018	335	377
Kraft Foods, Inc., 6.50%, Due 2/9/2040	245	262
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	310	335
Marathon Oil Corp., 6.00%, Due 10/1/2017	415	483
Marathon Petroleum Corp., 3.50%, Due 3/1/2016D	335	338
Medtronic, Inc., 3.00%, Due 3/15/2015	1,065	1,095
Norfolk Southern Corp., 5.75%, Due 4/1/2018	425	481
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	160
Novartis Capital Corp.,
4.125%, Due 2/10/2014	560	602
2.90%, Due 4/24/2015	695	716
Oracle Corp., 6.50%, Due 4/15/2038	1,055	1,195
Petroleos Mexicanos, 6.00%, Due 3/5/2020	325	344
PPG Industries, Inc., 1.90%, Due 1/15/2016	195	186
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	150	149
Rogers Communications, Inc., 5.50%, Due 3/15/2014	370	409

	Par Amount	Value
	(dollars in thousands)
Shell International Finance BV, 3.10%, Due 6/28/2015	340	351
Simon Property Group LP, 5.75%, Due 12/1/2015	460	519
Teck Resources Ltd., 6.00%, Due 8/15/2040	165	167
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	195	200
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	185	194
6.421%, Due 6/20/2016	350	386
The Coca-Cola Co, 0.75%, Due 11/15/2013	930	919
The Dow Chemical Co,
2.50%, Due 2/15/2016	155	148
4.25%, Due 11/15/2020	195	187
Thomson Reuters Corp., 4.70%, Due 10/15/2019	150	157
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	350	390
6.75%, Due 7/1/2018	755	874
7.30%, Due 7/1/2038	1,920	2,188
Time Warner, Inc., 4.875%, Due 3/15/2020	160	165
Transocean, Inc., 6.80%, Due 3/15/2038	3,170	3,228
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	455	521
Tyco Electronics Group SA, 7.125%, Due 10/1/2037	1,750	1,997
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	325	326
8.50%, Due 1/15/2019	385	494
Union Pacific Corp., 7.875%, Due 1/15/2019	350	438
United Parcel Service, Inc., 3.125%, Due 1/15/2021	745	691
United Technologies Corp., 6.125%, Due 7/15/2038	210	234
Valero Energy Corp.,
9.375%, Due 3/15/2019	155	197
6.625%, Due 6/15/2037	185	190
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	387
6.90%, Due 4/15/2038	275	312
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	360	363
8.50%, Due 11/15/2018	415	541
Viacom, Inc., 6.875%, Due 4/30/2036	2,880	3,228
Vodafone Group plc, 6.15%, Due 2/27/2037	365	382
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	440
6.50%, Due 8/15/2037	1,340	1,532
Waste Management, Inc., 7.375%, Due 3/11/2019	255	307
Wyeth Corp., 5.50%, Due 2/1/2014	1,465	1,629
Xerox Corp.,
5.65%, Due 5/15/2013	75	82
8.25%, Due 5/15/2014	160	189
4.25%, Due 2/15/2015	400	421

		67,310

Other Government - 0.08%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	378
3.15%, Due 12/15/2017	325	323

		701

Utilities - 1.40%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	660	716
Commonwealth Edison Co., 4.00%, Due 8/1/2020	175	170
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	351
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	350	382
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	520	592
EDF S.A., 4.60%, Due 1/27/2020D	320	329
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	717
9.00%, Due 4/15/2019	260	331
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	400	435
6.125%, Due 10/15/2039	310	310
Exelon Generation Co. LLC, 6.25%, Due 10/1/2039	310	305
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	184
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	760	819
6.125%, Due 4/1/2036	350	369
National Rural Utilities Cooperative Finance Corp., 1.125%, Due 11/1/2013	380	378
ONEOK Partners LP, 6.125%, Due 2/1/2041	400	397
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	196
3.50%, Due 10/1/2020	300	284
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	366
Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012	745	801
Sempra Energy, 6.50%, Due 6/1/2016	315	365
Southern Power Co., 6.25%, Due 7/15/2012	525	563
Spectra Energy Capital Corp., 5.65%, Due 3/1/2020	310	330
Spectra Energy Capital LLC, 5.668%, Due 8/15/2014	310	343
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	340	424
6.10%, Due 6/1/2040	170	179
Union Electric Co., 6.70%, Due 2/1/2019	430	498
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	350	391
Westar Energy, Inc., 6.00%, Due 7/1/2014	175	195

	Par Amount	Value
	(dollars in thousands)
Xcel Energy, Inc., 5.613%, Due 4/1/2017	869	948

		12,668

Total Corporate Obligations (Cost $127,388)		135,980

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.23%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	348	357
5.634%, Due 4/10/2049, 2007-2 A2	700	732
Bear Stearns Commercial Mortgage Securities, Inc.,
5.201%, Due 12/11/2038, 2006- PWR14 A4	665	704
5.54%, Due 9/11/2041, 2006-PW13 A4	1,070	1,150
4.831%, Due 7/11/2042, 2004-PWR5 A4	510	530
Citigroup Commercial Mortgage Trust, 4.38%, Due 10/15/2041, 2004-C2 A3	949	955
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, Due 11/15/2044, 2007-CD5 A4	930	998
GS Mortgage Securities Corp II, 4.607%, Due 7/10/2039, 2005-GG4 A3	350	358
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, D	391	399
3.849%, Due 12/10/2043, 2010-C2D	549	563
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3	332	344
3.853%, Due 6/15/2043, 2010-C1 A1D	692	715
4.625%, Due 3/15/2046, 2005-LDP1 A2	414	420
5.745%, Due 2/12/2049, 2007-CB19 A4	550	587
5.629%, Due 2/12/2051, 2007-CB20 A2	700	726
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	500	530
Prime Mortgage Trust, 5.25%, Due 7/25/2020, 2005-2	769	792
Wachovia Bank Commercial Mortgage Trust, 5.741%, Due 6/15/2049, 2007-C32 A2	330	345

Total Non-Agency Mortgage-Backed Obligations (Cost $10,432)		11,205

ASSET-BACKED SECURITIES - 0.91%
American Express Credit Account Master Trust, 5.35%, Due 1/15/2014, 2006-2 A	1,400	1,424
Bank of America Auto Trust, 0.75%, Due 6/15/2012, 2010-1A A2D	273	273
BMW Floorplan Master Owner Trust, 1.411%, Due 9/15/2014, 2009-1A AD E	350	354
Capital One Multi-Asset Execution Trust, 5.15%, Due 6/16/2014, 2006-A10 A10	1,050	1,076
Citibank Credit Card Issuance Trust, 1.811%, Due 5/15/2014, 2009-A2 A2E	650	661
CNH Equipment Trust, 1.17%, Due 5/15/2015,	520	520
Discover Card Master Trust, 1.561%, Due 2/17/2015, 2009-A2 AE	200	203
Ford Credit Auto Lease Trust, 1.04%, Due 3/15/2013, 2010-A A2D	488	489
Ford Credit Floorplan Master Owner Trust, 1.811%, Due 9/15/2014, 2009-2 AE	350	355
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	350	353
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	470	488
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	270	281
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	236	239
3.96%, Due 5/16/2016, 2009-A A4	265	275
Nissan Master Owner Trust Receivables, 1.411%, Due 1/15/2015, 2010-AA AD E	650	657
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	189	189
6.24%, Due 7/20/2015, 2008-2 A4A	400	432

Total Asset-Backed Securities (Cost $8,135)		8,269

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.38%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	430	454
5.00%, Due 10/1/2020	170	182
5.00%, Due 4/1/2023	543	577
4.50%, Due 5/1/2025	2,109	2,215
3.50%, Due 10/1/2025	1,137	1,144
5.00%, Due 8/1/2033	915	964
5.50%, Due 2/1/2034	774	831
5.00%, Due 3/1/2034	699	736
6.00%, Due 6/1/2034	534	589
6.00%, Due 8/1/2034	424	465
5.00%, Due 8/1/2035	659	693
5.00%, Due 9/1/2035	832	877
5.00%, Due 9/1/2035	477	502
6.00%, Due 8/1/2036	406	443
5.50%, Due 11/1/2036	640	684
5.50%, Due 4/1/2037	857	914
5.50%, Due 5/1/2037	442	473
6.00%, Due 9/1/2037	282	307
5.50%, Due 12/1/2037	725	776
6.00%, Due 3/1/2038	1,271	1,384
5.50%, Due 5/1/2038	358	382
5.50%, Due 10/1/2039	755	806

		16,398

Federal National Mortgage Association
5.50%, Due 2/1/2014	107	116

	Par Amount	Value
	(dollars in thousands)
6.00%, Due 4/1/2016	137	150
5.00%, Due 12/1/2017	394	422
4.50%, Due 9/1/2018	258	274
4.00%, Due 8/1/2020	478	495
5.00%, Due 12/1/2023	315	335
4.50%, Due 4/1/2024	556	587
4.50%, Due 5/1/2025	1,236	1,296
5.00%, Due 3/1/2034	999	1,054
4.50%, Due 9/1/2034	478	492
5.50%, Due 12/1/2035	186	200
5.50%, Due 12/1/2035	312	335
5.50%, Due 1/1/2036	558	599
5.50%, Due 2/1/2036	458	492
5.00%, Due 2/1/2036	465	490
5.00%, Due 3/1/2036	844	888
5.50%, Due 4/1/2036	607	652
6.50%, Due 9/1/2036	1,006	1,127
6.00%, Due 9/1/2036	483	526
5.50%, Due 12/1/2036	786	842
5.50%, Due 2/1/2037	788	844
5.50%, Due 8/1/2037	614	660
5.50%, Due 3/1/2038	1,269	1,358
5.00%, Due 6/1/2038	1,250	1,312
5.50%, Due 6/1/2038	1,626	1,739
6.00%, Due 9/1/2038	276	300
4.50%, Due 1/1/2040	1,866	1,909
5.00%, Due 7/1/2040	2,047	2,147
4.00%, Due 9/1/2040	1,434	1,423

		23,064

Government National Mortgage Association
7.00%, Due 12/15/2025	198	228
4.201%, Due 8/16/2026	161	163
6.50%, Due 8/15/2027	221	250
6.50%, Due 11/15/2027	227	257
7.50%, Due 12/15/2028	183	212
5.50%, Due 7/15/2033	576	626
6.00%, Due 12/15/2033	593	658
5.50%, Due 2/20/2034	801	866
1.692%, Due 11/16/2035	349	352
2.989%, Due 3/16/2039	999	1,024
5.00%, Due 10/15/2039	1,973	2,119
5.00%, Due 10/15/2039	1,120	1,202
5.50%, Due 2/15/2040	1,264	1,368

		9,325

Total U.S. Agency Mortgage-Backed Obligations (Cost $46,823)		48,787

U.S. AGENCY OBLIGATIONS - 4.49%
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	22,140	24,505

Federal National Mortgage Association
5.125%, Due 1/2/2014	645	706
4.625%, Due 10/15/2014	1,000	1,111
6.25%, Due 5/15/2029	12,200	14,415

		16,232

Total U.S. Agency Obligations (Cost $36,595)		40,737

U.S. TREASURY OBLIGATIONS - 6.35%
U.S. Treasury Bonds
7.875%, Due 2/15/2021	1,200	1,667
6.25%, Due 8/15/2023	800	997
6.875%, Due 8/15/2025	580	765
5.25%, Due 11/15/2028	750	842
4.75%, Due 2/15/2037	130	135
4.50%, Due 8/15/2039	1,630	1,615
3.875%, Due 8/15/2040	3,735	3,314
4.25%, Due 11/15/2040	9,035	8,565

		17,900

U.S. Treasury Notes
1.375%, Due 1/15/2013	3,755	3,813
2.625%, Due 7/31/2014	5,000	5,244
2.25%, Due 1/31/2015	1,600	1,650
2.50%, Due 4/30/2015	1,000	1,038
4.25%, Due 8/15/2015	1,200	1,334
1.25%, Due 10/31/2015	6,200	6,033
3.00%, Due 9/30/2016	1,000	1,041
3.125%, Due 10/31/2016	6,000	6,276
3.75%, Due 11/15/2018	4,000	4,248
3.625%, Due 2/15/2020	2,700	2,794
2.625%, Due 11/15/2020	6,700	6,280

		39,751

Total U.S. Treasury Obligations (Cost $57,767)		57,651

MUNICIPAL OBLIGATIONS - 0.38%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	1,920	1,880
6.66%, Due 4/1/2057	710	690
New Jersey State Turnpike Authority, 7.102%, Due 1/1/2041	790	842

Total Municipal Obligations (Cost $3,407)		3,412

	Shares
SHORT-TERM INVESTMENTS - 3.96%
American Beacon U.S. Government Money Market Select Fund F	2,395,000	2,395
JPMorgan U.S. Government Money Market Fund	27,630,550	27,631

	Par Amount
U.S. Treasury , 0.188%, Due 8/25/2011	5,900	5,894

Total Short-Term Investments (Cost $35,920)		35,920

TOTAL INVESTMENTS - 99.38% (Cost $821,031)		901,785
OTHER ASSETS, NET OF LIABILITIES - 0.62%		5,611

TOTAL NET ASSETS - 100.00%		$907,396

A	Non-income producing security.

B	ADR — American Depository Receipt

C	REIT

D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,406 or 1.26% of net assets. The Fund has no right to demand registration of these securities.

E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

F	The Fund is affiliated by having the same investment advisor.
Futures Contracts
    (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	24,650	March, 2011	31,611	906

			31,611	906

American Beacon Large Cap Value Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 95.93%
CONSUMER DISCRETIONARY - 7.90%
Auto Components - 0.33%
Johnson Controls, Inc.	782,345	30,034

Automobiles - 0.69%
General Motors Co.A	783,313	28,583
Toyota Motor Corp.B	414,600	34,072

		62,655

Hotels, Restaurants & Leisure - 1.18%
Carnival Corp.	961,000	42,967
McDonald’s Corp.	501,721	36,962
Wyndham Worldwide Corp.	970,580	27,302

		107,231

Household Durables - 0.10%
Pulte Homes, Inc.	306,480	2,418
Stanley Black & Decker, Inc.	87,304	6,345

		8,763

Leisure Equipment & Products - 0.05%
Hasbro, Inc.	98,677	4,351

Media - 1.57%
CBS Corp.	1,451,800	28,789
Comcast Corp.	1,815,300	38,920
Interpublic Group of Cos., Inc.	2,333,000	24,940
Omnicom Group, Inc.	189,917	8,523
Time Warner Cable, Inc.	394,600	26,766
Viacom, Inc.	83,560	3,472
Walt Disney Co. Ltd.	290,325	11,285

		142,695

Multiline Retail - 1.80%
J.C. Penney Company, Inc.	1,751,600	56,174
Kohl’s Corp.A	62,032	3,150
Target Corp.	553,660	30,357
Wal-Mart Stores, Inc.	1,316,260	73,803

		163,484

Specialty Retail - 2.18%
Abercrombie & Fitch Co.	905,430	45,643
Advance Auto Parts, Inc.	41,256	2,638
Gap, Inc.	4,958,100	95,542
Sherwin-Williams Co.	100,666	8,529
Staples, Inc.	132,307	2,952
The Home Depot, Inc.	1,166,367	42,887

		198,191

Total Consumer Discretionary		717,404

CONSUMER STAPLES - 6.59%
Beverages - 1.88%
Coca-Cola Co.	456,700	28,704
Diageo plcB	1,137,836	87,386
PepsiCo, Inc.	849,190	54,611

		170,701

Food & Drug Retailing - 1.28%
CVS Caremark Corp.	1,933,743	66,134
Safeway, Inc.	1,357,300	28,083
Sysco Corp.	628,740	18,321
Walgreen Co.	91,893	3,716

		116,254

	Shares	Value
		($000)
Food Products - 0.51%
General Mills, Inc.	352,465	12,259
JM Smucker Co.	65,367	4,063
Kellogg Co.	125,169	6,296
Kraft Foods, Inc.	434,900	13,294
Nestle SAB	187,082	10,144

		46,056

Household Products - 0.21%
Kimberly-Clark Corp.	212,800	13,775
The Procter & Gamble Co.	81,579	5,150

		18,925

Personal Products - 0.02%
Avon Products, Inc.	70,780	2,004

Tobacco - 2.69%
Altria Group, Inc.	1,622,882	38,154
Imperial Tobacco Group plcB	1,238,300	70,794
Philip Morris International, Inc.	2,304,791	131,925
Reynolds American, Inc.	118,095	3,757

		244,630

Total Consumer Staples		598,570

ENERGY - 11.25%
Energy Equipment & Services - 0.72%
National Oilwell Varco, Inc.	51,868	3,833
Noble Corp.	80,089	3,063
Transocean Ltd.A	736,571	58,875

		65,771

Oil & Gas - 10.53%
Apache Corp.	111,641	13,325
BP plcB	1,524,900	72,387
Chevron Corp.	1,156,417	109,779
ConocoPhillips	4,303,296	307,514
EOG Resources, Inc.	69,786	7,425
Exxon Mobil Corp.	1,071,046	86,412
Hess Corp.	132,439	11,141
Marathon Oil Corp.	449,900	20,560
Occidental Petroleum Corp.	944,808	91,344
Royal Dutch Shell plcB	1,486,700	104,916
Spectra Energy Corp.	3,465,800	90,908
Total SAB	674,312	39,629

		955,340

Total Energy		1,021,111

FINANCIALS - 24.69%
Banks - 8.88%
Bank of America Corp.	17,726,012	243,378
Bank of New York Mellon Corp.	1,764,377	55,101
First Horizon National Corp.	1,261,300	14,291
KeyCorp.	2,137,574	19,024
PNC Financial Services Group, Inc.	2,871,063	172,264
SunTrust Banks, Inc.	1,043,900	31,766
Wells Fargo & Co.	8,338,331	270,329

		806,153

Diversified Financials - 9.39%
American Express Co.	1,890,900	82,027
BlackRock, Inc.	16,953	3,357
Capital One Financial Corp.	1,846,000	88,903
Citigroup, Inc.	24,901,868	120,027
Goldman Sachs Group, Inc.	398,057	65,130
JPMorgan Chase & Co.	7,052,054	316,919
Mastercard, Inc.	58,724	13,889
Morgan Stanley Dean Witter & Co.	2,410,100	70,857
SLM Corp.	2,741,100	39,499
State Street Corp.	1,017,934	47,558
The Western Union Co.	275,774	5,593

		853,759

Insurance - 5.59%
ACE Ltd.	660,266	40,666
Allstate Corp.	2,101,608	65,444
AON Corp.	217,356	9,942
Genworth Financial, Inc.	2,921,000	39,638
Hartford Financial Services Group, Inc.	1,887,650	52,439
Lincoln National Corp.	1,224,600	35,317
MetLife, Inc.	2,389,110	109,350
Prudential Financial, Inc.	554,328	34,097
The Chubb Corp.	100,990	5,850
Travelers Cos., Inc.	600,739	33,798
XL Group plc	3,528,900	80,882

		507,423

Real Estate - 0.83%
Annaly Capital Management, Inc.C	2,768,500	49,362
Chimera Investment Corp.C	6,091,800	25,586

		74,948

Total Financials		2,242,283

HEALTH CARE - 10.07%
Biotechnology - 0.28%
Amgen, Inc.	466,500	25,695

Health Care Equipment & Supplies - 1.49%
Baxter International, Inc.	1,409,400	68,343
Becton, Dickinson & Co.	94,595	7,847
Covidien PLC	715,300	33,955
Medtronic, Inc.	315,459	12,088
St. Jude Medical, Inc.	210,376	8,520
Thermo Fisher Scientific, Inc.	74,200	4,249

		135,002

Health Care Providers & Services - 1.42%
Cardinal Health, Inc.	1,482,000	61,517
CIGNA Corp.	565,200	23,750
Quest Diagnostics, Inc.	72,832	4,148
WellPoint, Inc.A	636,400	39,533

		128,948

	Shares	Value
		($000)
Pharmaceuticals - 6.88%
Abbott Laboratories	312,389	14,107
Bristol-Myers Squibb Co.	2,071,800	52,168
Eli Lilly & Co.	1,583,500	55,058
GlaxoSmithKline plcB	89,853	3,264
Johnson & Johnson	2,094,491	125,188
Merck & Co., Inc.	3,455,645	114,624
Novartis AGB	676,100	37,767
Pfizer, Inc.	11,969,227	218,080
Roche Holding AGB	113,511	4,344

		624,600

Total Health Care		914,245

INDUSTRIALS - 10.69%
Aerospace & Defense - 3.72%
Boeing Co.	526,100	36,553
Lockheed Martin Corp.	1,818,036	144,717
Northrop Grumman Corp.	875,317	60,659
Raytheon Co.	1,506,500	75,310
United Technologies Corp.	249,455	20,281

		337,520

Air Freight & Couriers - 0.43%
FedEx Corp.	429,200	38,765

Commercial Services & Supplies - 0.47%
Dun & Bradstreet Corp.	64,481	5,478
RR Donnelley & Sons Co.	2,122,110	37,603

		43,081

Construction & Engineering - 0.27%
Fluor Corp.	32,232	2,230
Shaw Group, Inc.A	594,115	22,440

		24,670

Industrial Conglomerates - 3.21%
3M Co.	717,874	63,115
General Electric Co.	5,315,000	107,045
Honeywell International, Inc.	1,507,408	84,430
Tyco International Ltd.	819,300	36,729

		291,319

Machinery - 2.54%
Cummins, Inc.	184,900	19,577
Danaher Corp.	142,107	6,545
Eaton Corp.	169,832	18,335
Illinois Tool Works, Inc.	775,600	41,487
ITT Industries, Inc.	1,151,300	67,835
PACCAR, Inc.	1,357,430	76,681

		230,460

Road & Rail - 0.05%
Canadian National Railway Co.	65,158	4,424

Total Industrials		970,239

INFORMATION TECHNOLOGY - 12.85%
Communications Equipment - 0.58%
Cisco Systems, Inc.A	2,475,984	52,367

Computers & Peripherals - 5.15%
Apple Computer, Inc.	120,470	40,878
Hewlett-Packard Co.	5,046,599	230,579
International Business Machines Corp.	1,209,906	196,005

		467,462

Electronic Equipment & Instruments - 0.77%
Avnet, Inc.	636,200	22,661
Tyco Electronics Ltd.	1,297,900	47,023

		69,684

Internet Software & Services - 0.29%
Xerox Corp.	2,484,800	26,389

IT Consulting & Services - 0.23%
Accenture plc	413,328	21,274

Semiconductor Equipment & Products - 2.55%
ASML Holding N.V.	426,650	17,924
Intel Corp.	6,501,957	139,531
Micron Technology, Inc.	4,058,500	42,777
Texas Instruments, Inc.	934,600	31,692

		231,924

Software - 3.28%
CA, Inc.	3,175,403	75,575
Microsoft Corp.	6,406,300	177,614
Oracle Corp.	1,400,734	44,866

		298,055

Total Information Technology		1,167,155

MATERIALS - 3.71%
Chemicals - 2.26%
Air Products & Chemicals, Inc.	464,188	40,500
Celanese Corp.	494,500	20,517
Dow Chemical Co.	1,057,200	37,509
E. I. du Pont de Nemours & Co.	1,080,400	54,755
PPG Industries, Inc.	608,589	51,292

		204,573

Metals & Mining - 0.84%
Cliffs Natural Resources, Inc.	586,000	50,079
Newmont Mining Corp.	479,400	26,401

		76,480

Paper & Forest Products - 0.61%
International Paper Co.	1,923,600	55,554

Total Materials		336,607

TELECOMMUNICATION SERVICES - 4.51%
Diversified Telecommunication Services - 2.13%
AT&T, Inc.	4,295,259	118,206
Nokia Corp.B	4,567,200	48,869

	Shares	Value
		($000)
Verizon Communications, Inc.	728,986	25,966

		193,041

Wireless Telecommunication Services - 2.38%
Vodafone Group plcB	7,622,754	216,181

Total Telecommunication Services		409,222

UTILITIES - 3.67%
CenterPoint Energy, Inc.	2,678,700	43,261
Dominion Resources, Inc.	1,642,710	71,524
Edison International	1,081,300	39,230
Entergy Corp.	441,659	31,875
Exelon Corp.	1,767,000	75,114
PG&E Corp.	198,854	9,203
PPL Corp.	108,415	2,796
Public Service Enterprise Group, Inc.	1,852,706	60,083

Total Utilities		333,086

Total Common Stock (Cost $8,103,460)		8,709,922

PREFERRED STOCK - 0.40%
CONSUMER DISCRETIONARY - 0.38%
General Motors Co.	629,125	34,168

ENERGY - 0.01%
Apache Corp.	17,145	1,122

UTILITIES - 0.01%
PPL Corp.	18,398	999

Total Preferred Stock (Cost $34,469)		36,289

	Shares

SHORT-TERM INVESTMENTS- 3.39%
American Beacon U.S. Government Money Market Select FundD	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund	257,620,889	257,621
Total Short-Term Investments (Cost $307,621)		307,621

TOTAL INVESTMENTS - 99.72% (Cost $8,445,550)		9,053,832
OTHER ASSETS, NET OF LIABILITIES - 0.28%		25,408

TOTAL NET ASSETS - 100.00%		$9,079,240

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR — American Depository Receipt

C	REIT

D	The Fund is affiliated by having the same investment advisor.
Futures Contracts (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	267,300	March, 2011	342,786	6,556

			342,786	6,556

American Beacon Large Cap Growth Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 94.04%
CONSUMER DISCRETIONARY - 15.46%
Auto Components - 0.47%
BorgWarner, Inc.	6,400	431

Automobiles - 0.55%
Ford Motor Co.	31,100	496

Hotels, Restaurants & Leisure - 2.94%
Cheesecake Factory, Inc.A	25,377	749
Darden Restaurants, Inc.	15,404	726
Starbucks Corp.	24,137	760
Yum! Brands, Inc.	9,300	435

		2,670

Household Durables - 0.82%
Whirlpool Corp.	8,697	744

Internet & Catalog Retail - 2.28%
Amazon.com, Inc.A	5,750	975

	Shares	Value
		($000)
priceline.com, Inc.A	2,560	1,097

		2,072

Media - 0.78%
NetFlix, Inc.A	1,300	278
Scripps Networks Interactive, Inc.	9,200	428

		706

Multiline Retail - 1.70%
Costco Wholesale Corp.	6,000	431
Dollar General Corp.A	13,400	373
Target Corp.	13,409	735

		1,539

Specialty Retail - 3.80%
AutoZone, Inc.A	2,885	731
Dollar Tree, Inc.A	13,887	702
O’Reilly Automotive, Inc.A	8,850	503
PetSmart, Inc.	18,911	762
Ross Stores, Inc.	11,611	757

		3,455

Textiles & Apparel - 2.12%
Coach, Inc.	13,943	754
NIKE, Inc.	14,190	1,171

		1,925

Total Consumer Discretionary		14,038

CONSUMER STAPLES - 1.80%
Food & Drug Retailing - 0.86%
Walgreen Co.	19,162	775

Food Products - 0.42%
Green Mountain Coffee Roasters, Inc.A	11,400	383

Personal Products - 0.52%
The Esteé Lauder Companies, Inc.	5,900	475

Total Consumer Staples		1,633

ENERGY - 6.07%
Energy Equipment & Services - 3.94%
FMC Technologies, Inc.A	10,300	968
Halliburton Co.	10,400	468
Helmerich & Payne, Inc.	16,554	972
Schlumberger Ltd.	13,100	1,166

		3,574

Oil & Gas - 2.13%
Occidental Petroleum Corp.	15,637	1,512
Peabody Energy Corp.	6,700	425

		1,937

Total Energy		5,511

FINANCIALS - 6.33%
American Express Co.	16,743	726
Ameriprise Financial, Inc.	13,575	837
Charles Schwab Corp.	21,800	393
CME Group, Inc.	1,500	463
Franklin Resources, Inc.	5,300	639
Goldman Sachs Group, Inc.	7,300	1,195
IntercontinentalExchange, Inc.A	3,050	367
JPMorgan Chase & Co.	15,700	706
TD Ameritrade Holding Corp.	20,500	419

Total Financials		5,745

HEALTH CARE - 9.38%
Biotechnology - 1.92%
Amgen, Inc.	12,751	703
Celgene Corp.A	6,700	345
Gilead Sciences, Inc.A	18,170	697

		1,745

Health Care Equipment & Supplies - 0.98%
Edwards Lifesciences Corp.A	2,200	185
Intuitive Surgical, Inc.A	1,000	323
Varian Medical Systems, Inc.	5,700	385

		893

Health Care Providers & Services - 4.98%
AmerisourceBergen Corp.	22,379	803
Cardinal Health, Inc.	20,439	848
Express Scripts, Inc.A	36,069	2,033
UnitedHealth Group, Inc.	20,225	830

		4,514

Pharmaceuticals - 1.50%
Johnson & Johnson	11,511	688
Shire plcB	8,500	674

		1,362

Total Health Care		8,514

INDUSTRIALS - 16.99%
Aerospace & Defense - 1.38%
Goodrich Corp.	4,700	426
United Technologies Corp.	10,200	829

		1,255

Air Freight & Couriers - 0.55%
CH Robinson Worldwide, Inc.	6,500	501

Construction & Engineering - 0.87%
Fluor Corp.	11,400	789

Industrial Conglomerates - 0.88%
Honeywell International, Inc.	14,315	802

Machinery - 9.43%
Caterpillar, Inc.	8,897	863
Cummins, Inc.	7,791	825
Danaher Corp.	23,200	1,069
Deere & Co.	18,614	1,692
Eaton Corp.	7,839	846
Illinois Tool Works, Inc.	13,600	727
Joy Global, Inc.	9,751	850

	Shares	Value
		($000)
Oshkosh Corp.	22,840	866
Parker Hannifin Corp.	9,119	815

		8,553

Road & Rail - 3.03%
Norfolk Southern Corp.	11,850	725
Union Pacific Corp.	21,425	2,028

		2,753

Trading Companies & Distributors - 0.85%
WW Grainger, Inc.	5,883	773

Total Industrials		15,426

INFORMATION TECHNOLOGY - 34.08%
Communications Equipment - 2.63%
Cisco Systems, Inc.A	30,018	635
Juniper Networks, Inc.A	10,000	371
QUALCOMM, Inc.	25,500	1,380

		2,386

Computers & Peripherals - 12.77%
Apple Computer, Inc.	8,620	2,924
Dell, Inc.A	50,807	669
EMC Corp.	76,385	1,901
Hewlett-Packard Co.	26,146	1,195
International Business Machines Corp.	5,116	829
Lexmark International, Inc.A	17,883	623
NetApp, Inc.A	21,867	1,197
SanDisk Corp.A	18,156	824
Seagate Technology plc	50,045	701
Western Digital Corp.A	21,085	717

		11,580

Electronic Equipment & Instruments - 0.81%
Agilent Technologies, Inc.A	10,400	435
Amphenol Corp.	5,500	304

		739

Internet Software & Services - 2.93%
Baidu, Inc.A B	5,900	641
Google, Inc.A	3,209	1,926
VeriSign, Inc.	2,700	91

		2,658

IT Consulting & Services - 2.63%
Cognizant Technology Solutions Corp.A	23,900	1,744
Visa, Inc.	9,250	646

		2,390

Semiconductor Equipment & Products - 6.34%
Altera Corp.	21,749	817
ASML Holding N.V.	12,226	514
Broadcom Corp.	17,363	783
Intel Corp.	34,521	741
QLogic Corp.A	39,883	710
Skyworks Solutions, Inc.	30,389	965
Texas Instruments, Inc.	35,930	1,219

		5,749

Software - 5.97%
Autodesk, Inc.	15,500	631
Cerner Corp.A	4,700	465
Citrix Systems, Inc.A	10,800	682
Intuit, Inc.A	9,300	436
Microsoft Corp.	27,145	753
Oracle Corp.	63,126	2,021
Salesforce.com, Inc.A	3,350	433

		5,421

Total Information Technology		30,923

MATERIALS - 3.19%
Chemicals - 0.39%
Ecolab, Inc.	7,150	355

Metals & Mining - 2.80%
Cliffs Natural Resources, Inc.	10,800	923
Walter Energy, Inc.	12,415	1,618

		2,541

Total Materials		2,896

TELECOMMUNICATION SERVICES - 0.74%
American Tower Corp.	13,300	676

Total Common Stock (Cost $64,973)		85,362

	Shares

SHORT-TERM INVESTMENTS - 5.43% (Cost $4,931)
JPMorgan U.S. Government Money Market Fund	4,931,070	4,931

TOTAL INVESTMENTS - 99.47% (Cost $69,904)		90,293
OTHER ASSETS, NET OF LIABILITIES - 0.53%		483

TOTAL NET ASSETS - 100.00%		$90,776

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR — American Depository Receipt

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	4,150	March, 2011	5,322	91

			5,322	91

American Beacon Mid-Cap Value Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 93.88%
CONSUMER DISCRETIONARY - 13.43%
Hotels, Restaurants & Leisure - 2.14%
International Game Technology	67,500	1,159
Royal Caribbean Cruises Ltd.	26,900	1,208

		2,367

Household Durables - 3.29%
Fortune Brands, Inc.	16,400	1,012
Newell Rubbermaid, Inc.	28,000	539
Sealy Corp.	93,775	249
Stanley Black & Decker, Inc.	25,200	1,831

		3,631

Media - 1.40%
Omnicom Group, Inc.	34,525	1,549

Multiline Retail - 2.60%
Family Dollar Stores, Inc.	26,100	1,109
J.C. Penney Company, Inc.	54,925	1,761

		2,870

Specialty Retail - 4.00%
Advance Auto Parts, Inc.	7,300	467
Hanesbrands, Inc.A	41,900	965
Limited Brands, Inc.	35,400	1,035
Rent-A-Center, Inc.	29,200	868
Sherwin-Williams Co.	12,675	1,074

		4,409

Total Consumer Discretionary		14,826

CONSUMER STAPLES - 3.44%
Food & Drug Retailing - 0.77%
Sysco Corp.	29,300	854

Personal Products - 0.87%
Avon Products, Inc.	33,875	959

Tobacco - 1.80%
Lorillard, Inc.	12,000	903
Reynolds American, Inc.	34,100	1,084

		1,987

Total Consumer Staples		3,800

ENERGY - 4.10%
Murphy Oil Corp.	19,800	1,313
Seadrill Ltd.	45,800	1,519
Spectra Energy Corp.	32,500	852
Valero Energy Corp.	33,400	847

Total Energy		4,531

FINANCIALS - 26.36%
Banks - 6.82%
Comerica, Inc.	22,675	866
Fifth Third Bancorp	178,950	2,661
KeyCorp.	85,500	761
New York Community Bancorp, Inc.	56,600	1,037
PNC Financial Services Group, Inc.	24,800	1,488
Regions Financial Corp.	101,250	719

		7,532

Diversified Financials - 5.44%
Ameriprise Financial, Inc.	20,900	1,288
Capital One Financial Corp.	33,600	1,618
Discover Financial Services	65,700	1,353
Marshall & Ilsley Corp.	98,450	688
SLM Corp.	73,400	1,058

		6,005

Insurance - 11.65%
Axis Capital Holdings Ltd.	14,900	530
Delphi Financial Group, Inc.	52,775	1,519
Hartford Financial Services Group, Inc.	15,400	428
Protective Life Corp.	57,425	1,583
RenaissanceRe Holdings Ltd.	24,425	1,603
The Chubb Corp.	9,300	539
Torchmark Corp.	25,650	1,598
Validus Holdings Ltd.	37,607	1,143
Willis Group Holdings plc	73,645	2,767
XL Group plc	49,600	1,137

		12,847

Real Estate - 2.45%
Annaly Capital Management, Inc.B	42,200	752
Hospitality Properties TrustB	78,725	1,958

		2,710

Total Financials		29,094

	Shares	Value
		($000)
HEALTH CARE - 10.65%
Health Care Equipment & Supplies - 2.54%
Immucor, Inc.A	56,225	1,112
Zimmer Holdings, Inc.A	28,625	1,693

		2,805

Health Care Providers & Services - 6.74%
Aetna, Inc.	41,100	1,354
Cardinal Health, Inc.	31,500	1,308
CIGNA Corp.	28,900	1,214
Coventry Health Care, Inc.A	59,200	1,774
Omnicare, Inc.	48,100	1,247
Quest Diagnostics, Inc.	9,400	535

		7,432

Pharmaceuticals - 1.37%
Forest Laboratories, Inc.A	47,050	1,518

Total Health Care		11,755

INDUSTRIALS - 17.48%
Aerospace & Defense - 6.86%
Curtiss-Wright Corp.	49,575	1,720
Goodrich Corp.	11,700	1,060
L-3 Communications Holdings, Inc.	40,650	3,181
Spirit Aerosystems Holdings, Inc.A	67,750	1,600

		7,561

Building Products - 1.54%
Masco Corp.	127,650	1,700

Commercial Services & Supplies - 2.78%
Apollo Group, Inc.A	19,575	808
Con-way, Inc.	41,850	1,424
Dun & Bradstreet Corp.	9,900	841

		3,073

Electrical Equipment - 3.36%
Brady Corp.	58,350	1,911
Molex, Inc.	68,900	1,802

		3,713

Machinery - 2.84%
Eaton Corp.	10,100	1,090
ITT Industries, Inc.	16,100	949
SPX Corp.	14,000	1,097

		3,136

Road & Rail - 0.10%
Ryder System, Inc.	2,300	111

Total Industrials		19,294

INFORMATION TECHNOLOGY - 9.71%
Communications Equipment - 0.47%
Alcatel-LucentC	157,206	520

Electronic Equipment & Instruments - 3.61%
Avnet, Inc.	60,475	2,155
Tyco Electronics Ltd.	50,800	1,840

		3,995

Internet Software & Services - 1.00%
Xerox Corp.	104,200	1,107

IT Consulting & Services - 1.99%
Alliance Data Systems Corp.A	14,900	1,054
Computer Sciences Corp.	21,400	1,140

		2,194

Semiconductor Equipment & Products - 1.20%
Microchip Technology, Inc.	36,200	1,320

Software - 1.44%
CA, Inc.	66,800	1,590

Total Information Technology		10,726

MATERIALS - 2.81%
Chemicals - 1.32%
PPG Industries, Inc.	17,225	1,452

Containers & Packaging - 1.49%
Jarden Corp.	48,725	1,652

Total Materials		3,104

UTILITIES - 5.90%
Electric Utilities - 4.56%
CenterPoint Energy, Inc.	66,100	1,068
Edison International	23,900	867
Pinnacle West Capital Corp.	22,700	924
PNM Resources, Inc.	84,500	1,101
Xcel Energy, Inc.	45,300	1,068

		5,028

Gas Utilities - 1.34%
MDU Resources Group, Inc.	44,450	943
ONEOK, Inc.	9,200	542

		1,485

Total Utilities		6,513

Total Common Stock (Cost $84,629)		103,643

PREFERRED STOCK - 0.69% (Cost $940)
CONSUMER DISCRETIONARY - 0.69%
Sealy Corp.A	9,571	766

	Shares

SHORT-TERM INVESTMENTS - 4.81% (Cost $5,316)
JPMorgan U.S. Government Money Market Fund	5,316,164	5,316

TOTAL INVESTMENTS - 99.38% (Cost $90,885)		109,725
OTHER ASSETS, NET OF LIABILITIES - 0.62%		690

TOTAL NET ASSETS - 100.00%		$110,415

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	REIT

C	ADR — American Depository Receipt

Futures Contracts
(dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P Midcap 400 Mini E Index Future	6,100	March, 2011	5,631	60

			5,631	60

American Beacon Small Cap Value Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 93.66%
CONSUMER DISCRETIONARY - 14.67%
Auto Components - 1.54%
American Axle & Manufacturing Holdings, Inc.A	1,297,200	18,550
Cooper Tire & Rubber Co.	194,475	4,446
Exide TechnologiesB	191,900	1,844
Gentex Corp.	456,300	14,634
Goodyear Tire & Rubber Co.	851,300	10,113
Superior Industries International, Inc.	53,500	1,070

		50,657

Automobiles - 0.18%
Thor Industries, Inc.	160,300	5,957

Commercial Services & Supplies - 0.10%
Viad Corp.	146,050	3,437

Distributors - 0.23%
Brightpoint, Inc.B	821,200	7,452

Hotels, Restaurants & Leisure - 0.93%
Ameristar Casinos, Inc.	46,700	717
Bob Evans Farms, Inc.	81,500	2,566
Boyd Gaming Corp.A	231,430	2,509
Brinker International, Inc.	32,490	764
CEC Entertainment, Inc.B	30,800	1,138
Cracker Barrel Old Country Store, Inc.	77,311	3,979
Domino’s Pizza, Inc.	165,100	2,708
International Speedway Corp.	72,411	2,095
Jack in the Box, Inc.B	328,880	7,215
Lakes Entertainment, Inc.B	150,800	430
Life Time Fitness, Inc.B	12,434	496
Orient-Express Hotels Ltd.	167,900	2,042
Ruby Tuesday, Inc.	79,844	1,076
Sonic Corp.B	71,065	682
Speedway Motorsports, Inc.	152,210	2,204

		30,621

Household Durables - 1.71%
American Greetings Corp.	111,700	2,427
Cavco Industries, Inc.B	54,909	2,262
Ethan Allen Interiors, Inc.	284,650	6,376
Furniture Brands International, Inc.	833,900	3,753
Helen of Troy Ltd.B	109,278	3,067
Lancaster Colony Corp.	114,270	6,350
M.D.C. Holdings, Inc.	142,500	4,405
Meritage Homes Corp.	93,100	2,138
Mohawk Industries, Inc.B	16,400	911
National Presto Industries, Inc.	14,600	1,869
Ryland Group, Inc.	350,780	6,244
Tupperware Corp.	40,500	1,853
Whirlpool Corp.	169,800	14,517

		56,172

Internet & Catalog Retail - 0.05%
Insight Enterprises, Inc.B	86,700	1,207
NutriSystem, Inc.A	25,370	481

		1,688

Leisure Equipment & Products - 0.57%
Brunswick Corp.	516,200	10,282
Callaway Golf Co.	482,127	3,544
JAKKS Pacific, Inc.B	83,815	1,449
RC2 Corp.B	173,600	3,528

		18,803

Media - 1.64%
Cinemark Holdings, Inc.	192,800	3,268
EW Scripps Co.	114,900	1,043

	Shares	Value
		($000)
Harte Hanks, Inc.	119,200	1,486
John Wiley & Sons, Inc.	118,500	5,445
Meredith Corp.A	185,670	6,257
Scholastic Corp.A	134,400	3,996
Sinclair Broadcast Group, Inc.	135,900	1,192
Valassis Communications, Inc.	1,034,500	31,387

		54,074

Multiline Retail - 1.17%
99 Cents Only StoresB	901,170	13,428
Big Lots, Inc.	390,600	12,417
BJ’s Wholesale Club, Inc.B	133,640	5,872
Dillards, Inc.	166,600	6,617

		38,334

Specialty Retail - 5.17%
Aaron’s, Inc.	308,035	5,911
Aéropostale, Inc.B	274,500	6,621
America’s Car-Mart, Inc.B	219,900	5,484
Ascena Retail Group, Inc.A B	147,300	3,993
Bebe Stores, Inc.	557,830	3,132
Big 5 Sporting Goods Corp.	186,200	2,361
Buckle, Inc.A	95,900	3,428
Cabela’s, Inc.B	807,100	20,097
Cato Corp.	45,100	1,102
Chico’s FAS, Inc.	223,840	2,444
Childrens Place Retail Stores, Inc.B	107,970	4,523
Collective Brands, Inc.B	500,100	10,182
DG FastChannel, Inc.B	424,350	11,631
Express, Inc.	69,180	1,204
Finish Line, Inc.	96,300	1,482
Foot Locker, Inc.	788,330	14,080
Group 1 Automotive, Inc.	50,200	1,900
Hanesbrands, Inc.B	18,125	417
Interline Brands, Inc.B	16,200	344
Jos. A. Bank Clothiers, Inc.B	47,950	2,049
Men’s Wearhouse, Inc.	660,100	17,301
OfficeMax, Inc.	604,163	9,709
RadioShack Corp.	24,123	365
Regis Corp.	192,220	3,222
Rent-A-Center, Inc.	981,048	29,176
Sonic Automotive, Inc.	39,600	493
Stage Stores, Inc.	120,820	1,873
Williams-Sonoma, Inc.	162,694	5,239

		169,763

Textiles & Apparel - 1.38%
Carter’s, Inc.B	109,900	3,044
G-III Apparel Group Ltd.B	53,000	1,849
Maidenform Brands, Inc.B	64,200	1,653
Quiksilver, Inc.B	1,214,000	5,427
Skechers U.S.A., Inc.B	522,120	10,740
The Jones Group, Inc.	1,267,880	16,089
Timberland Co.	158,280	4,231
Unifirst Corp.	30,800	1,717
Wolverine World Wide, Inc.	22,250	709

		45,459

Total Consumer Discretionary		482,417

CONSUMER STAPLES - 1.66%
Food & Drug Retailing - 0.57%
Andersons, Inc.	50,600	1,962
Casey’s General Stores, Inc.	84,906	3,608
Central European Distribution Corp.B	24,425	560
Flowers Foods, Inc.	194,350	4,904
Nash Finch Co.	48,850	1,840
Spartan Stores, Inc.	257,480	3,731
Winn-Dixie Stores, Inc.B	340,320	2,171

		18,776

Food Products - 1.03%
Corn Products International, Inc.	14,120	651
Del Monte Foods Co.	20,695	392
Fresh Del Monte Produce, Inc.	163,200	4,317
Hain Celestial Group, Inc.B	186,876	4,977
Herbalife Ltd.	107,600	7,030
Overhill Farms, Inc.B	316,300	1,885
Sanderson Farms, Inc.A	25,065	1,030
Smithfield Foods, Inc.B	441,700	8,794
Snyders-Lance, Inc.	227,817	4,725

		33,801

Household Products - 0.03%
Central Garden and Pet Co.B	119,800	1,136

Tobacco - 0.03%
Universal Corp.	12,344	468
Vector Group Ltd.A	22,760	364

		832

Total Consumer Staples		54,545

ENERGY - 6.02%
Energy Equipment & Services - 4.11%
Atwood Oceanics, Inc.B	506,902	20,489
Bristow Group, Inc.	210,900	10,859
Cal Dive International, Inc.B	697,250	4,281
Cobalt International Energy, Inc.B	562,300	7,619
Dawson Geophysical Co.B	32,940	1,114
Exterran Holdings, Inc.B	168,200	4,173
Global Industries Ltd.B	519,830	4,166
Matrix Service Co.B	338,627	3,813
Newpark Resources, Inc.B	391,900	2,344
Oil States International, Inc.B	251,900	17,069
Rowan Companies, Inc.	193,800	6,643
SEACOR Holdings, Inc.	59,750	6,315
Superior Energy Services, Inc.B	22,560	792
Tesco Corp.B	146,518	2,237
Tetra Technologies, Inc.B	38,600	438

	Shares	Value
		($000)
Tidewater, Inc.	551,110	32,786
Unit Corp.B	196,125	10,042

		135,180

Oil & Gas - 1.91%
Berry Petroleum Co.	61,680	2,879
Comstock Resources, Inc.B	214,810	5,950
Contango Oil & Gas Co.B	13,510	784
Energy Partners Ltd.B	100,200	1,612
EXCO Resources, Inc.	430,500	8,644
Frontier Oil Corp.	348,420	7,247
Frontline Ltd.A	22,835	592
Penn Virginia Corp.	292,270	5,080
Petroleum Development Corp.B	36,000	1,638
Petroquest Energy, Inc.B	150,400	1,179
Stone Energy Corp.B	580,100	13,488
Tesoro Corp.	425,625	8,193
W&T Offshore, Inc.	154,015	3,134
Western Refining, Inc.A	191,200	2,329

		62,749

Total Energy		197,929

FINANCIALS - 23.54%
Banks - 7.04%
Associated Banc-Corp.	1,130,180	15,800
Astoria Financial Corp.	201,300	2,867
BancorpSouth, Inc.A	32,759	512
Bank of Hawaii Corp.	88,734	4,159
Bank of the Ozarks, Inc.	296,250	12,777
Brookline Bancorp, Inc.	463,460	5,019
Cardinal Financial Corp.	50,390	554
Cathay General Bancorp	215,900	3,737
Citizens Republic Bancorp, Inc.	2,111,570	1,330
City Holding Co.A	24,000	835
City National Corp.	104,233	6,024
Columbia Banking System, Inc.	73,700	1,481
Community Bank System, Inc.	28,300	715
CVB Financial Corp.A	564,673	4,675
Dime Community Bancshares, Inc.	19,315	291
First Commonwealth Financial Corp.	191,900	1,234
First Financial Bancorp	623,100	10,530
First Financial Holdings, Inc.	109,600	1,135
First Horizon National Corp.	584,993	6,628
First Interstate Bancsystem, Inc.	296,000	3,845
First Midwest Bancorp, Inc.	262,750	3,072
First Niagara Financial Group, Inc.	165,700	2,300
FirstMerit Corp.	34,425	631
FNB Corp.	315,200	3,184
Fulton Financial Corp.	702,795	7,253
Glacier Bancorp, Inc.	328,450	4,634
Hancock Holding Co.	275,850	9,048
Home Federal Bancorp, Inc.	171,000	1,833
Iberiabank Corp.	309,000	17,527
Lakeland Financial Corp.	45,750	942
National Penn Bancshares, Inc.	989,517	8,074
Northwest Bancshares, Inc.	227,600	2,666
Old National Bancorp	115,700	1,241
PacWest Bancorp	242,480	4,784
Popular, Inc.	1,315,500	4,223
PrivateBancorp, Inc.	196,200	3,016
Prosperity Bancshares, Inc.	235,771	9,537
Provident Financial Services, Inc.	454,740	6,662
Republic Bancorp, Inc.	25,200	481
Southwest Bancorp, Inc.	150,310	2,058
Susquehanna Bancshares, Inc.	243,200	2,325
SVB Financial Group	167,730	8,801
Synovus Financial Corp.	5,660,100	14,943
Territorial Bancorp, Inc.	6,700	129
Umpqua Holdings Corp.	183,500	2,013
Washington Federal, Inc.	35,308	610
Washington Trust Bancorp, Inc.	49,500	990
Webster Financial Corp.	932,280	21,332
WesBanco, Inc.	35,900	677
Whitney Holding Corp.	143,668	1,912
Wilmington Trust Corp.	110,500	484

		231,530

Diversified Financials - 5.43%
Apollo Investment Corp.	59,831	706
Ares Capital Corp.	590,800	9,920
CapitalSource, Inc.	888,900	6,862
Cash America International, Inc.	382,438	15,385
CoreLogic, Inc.	367,500	7,368
Credit Acceptance Corp.B	111,050	6,280
Duff & Phelps Corp.	200,530	3,401
E*Trade Financial Corp.B	475,829	7,880
Encore Capital Group, Inc.B	71,400	1,624
Ezcorp, Inc.	863,074	23,216
Fifth Street Finance Corp.A	1,058,900	13,956
Investment Technology Group, Inc.	309,005	5,695
Jack Henry & Associates, Inc.	8,239	244
Janus Capital Group, Inc.	956,590	12,350
Kirkland’s, Inc.B	390,800	5,176
Knight Capital Group, Inc.B	549,850	7,621
MF Global Holdings Ltd.B	434,000	3,594
MGIC Investment Corp.A	2,111,589	17,716
National Financial Partners Corp.	76,700	973
Nelnet, Inc.	172,500	3,867
NewStar Financial, Inc.B	126,900	1,230
Piper Jaffray Co.B	127,527	5,331
Raymond James Financial, Inc.	4,166	151
Symetra Financial Corp.	1,134,400	15,008
Waddell & Reed Financial, Inc.	14,930	539

	Shares	Value
		($000)
World Acceptance Corp.A B	43,000	2,415

		178,508

Insurance - 8.30%
Alleghany Corp.	3,200	988
Allied World Assurance Co. Holdings Ltd.	104,880	6,327
American Equity Investment Life Holding Co.	196,100	2,487
American Financial Group, Inc.	221,965	7,221
AmTrust Financial Services, Inc.	223,392	4,135
Argo Group International Holdings Ltd.	297,430	10,594
Aspen Insurance Holdings Ltd.	813,980	24,459
CNA Surety Corp.	18,786	451
CNO Financial Group, Inc.B	1,785,300	11,301
Delphi Financial Group, Inc.	530,300	15,262
Employers Holdings, Inc.	485,200	8,147
Endurance Specialty Holdings Ltd.	132,085	6,141
Enstar Group Ltd.B	14,003	1,159
FBL Financial Group, Inc.	13,300	370
First American Financial Corp.	455,170	7,060
Flagstone Reinsurance Holdings SA	210,600	2,582
Global Indemnity PlcB	610,421	12,157
Hanover Insurance Group, Inc.	348,025	16,462
Harleysville Group, Inc.	10,300	364
HCC Insurance Holdings, Inc.	261,970	7,932
Horace Mann Educators Corp.	89,600	1,548
Infinity Property and Casualty Corp.	47,398	2,832
Maiden Holdings Ltd.	113,700	910
MBIA, Inc.A	341,700	3,656
Mercury General Corp.	112,700	4,784
Montpelier Re Holdings Ltd.	114,408	2,271
National Western Life Insurance Co.	2,100	363
Navigators Group, Inc.B	240,523	11,771
Old Republic International Corp.	112,900	1,381
OneBeacon Insurance Group Ltd.	44,900	617
Platinum Underwriters Holdings Ltd.	129,785	5,736
Primerica, Inc.	7,100	172
ProAssurance Corp.B	66,800	3,919
Protective Life Corp.	391,190	10,785
Reinsurance Group of America, Inc.	243,000	13,987
RLI Corp.	38,600	2,079
Safety Insurance Group, Inc.	41,100	1,956
Selective Insurance Group, Inc.	97,400	1,732
StanCorp Financial Group, Inc.	422,450	18,845
Torchmark Corp.	185,700	11,569
Tower Group, Inc.	318,300	8,289
Unitrin, Inc.	114,100	3,070
Universal American Corp.	387,900	7,832
Validus Holdings Ltd.	30,700	933
White Mountains Insurance Group Ltd.	18,074	6,145

		272,781

Lodging/Resorts - 0.22%
DiamondRock Hospitality Co.C	592,390	7,186

Real Estate - 2.55%
Anworth Mortgage Asset Corp.C	84,805	583
BioMed Realty Trust, Inc.C	347,210	6,198
Brandywine Realty TrustC	143,340	1,663
CapLease, Inc.C	915,800	5,055
CBL & Associates Properties, Inc.C	313,825	5,354
CommonWealth REITC	25,746	687
DCT Industrial Trust, Inc.C	1,051,840	5,827
Entertainment Properties TrustC	169,690	7,810
Hospitality Properties TrustC	28,550	710
Inland Real Estate Corp.C	511,700	4,749
LaSalle Hotel PropertiesC	277,720	7,712
Lexington Realty TrustC	812,650	6,883
Medical Properties Trust, Inc.C	58,045	637
MI Developments, Inc.	483,900	13,364
National Health Investors, Inc.C	110,020	5,031
Omega Healthcare Investors, Inc.C	317,220	7,068
Pennsylvania Real Estate Investment TrustA C	48,380	661
Urstadt Biddle Properties, Inc.C	71,330	1,385
Walter Investment Management Corp.C	138,600	2,509

		83,886

Total Financials		773,891

HEALTH CARE - 8.37%
Biotechnology - 0.24%
Charles River Laboratories International, Inc.B	19,855	761
Cubist Pharmaceuticals, Inc.B	157,800	3,462
Viropharma, Inc.B	214,400	3,517

		7,740

Health Care Equipment & Supplies - 1.34%
CONMED Corp.B	25,900	676
Haemonetics Corp.B	134,090	7,957
Hillenbrand, Inc.	165,700	3,581
Kensey Nash Corp.B	135,250	3,273
Kinetic Concepts, Inc.B	405,700	18,715
STERIS Corp.	284,405	9,903

		44,105

Health Care Providers & Services - 5.77%
Air Methods Corp.B	57,320	2,937
Alere, Inc.B	20,591	807
Almost Family, Inc.A B	184,400	6,157
Amedisys, Inc.B	19,300	658
AMERIGROUP Corp.B	492,670	25,800
Amsurg Corp.B	32,450	684
Assisted Living Concepts, Inc.B	59,410	1,956
Centene Corp.B	619,600	17,174
Community Health Systems, Inc.B	67,500	2,371

	Shares	Value
		($000)
Coventry Health Care, Inc.B	46,100	1,382
Gentiva Health Services, Inc.	627,100	14,436
Hanger Orthopedic Group, Inc.B	55,700	1,145
Health Net, Inc.B	258,200	7,366
HealthSouth Corp.B	746,400	16,883
Healthspring, Inc.B	203,685	6,190
LifePoint Hospitals, Inc.B	641,240	22,571
Magellan Health Services, Inc.B	311,600	15,084
MAXIMUS, Inc.	197,600	13,407
Mednax, Inc.B	126,365	8,359
Molina Healthcare, Inc.B	48,900	1,499
Omnicare, Inc.	195,200	5,060
Omnicell, Inc.B	329,280	4,589
Owens & Minor, Inc.	21,250	628
Parexel International Corp.B	197,180	4,577
RehabCare Group, Inc.B	287,900	7,071
Triple-S Management Corp.B	50,200	927

		189,718

Pharmaceuticals - 1.02%
Endo Pharmaceuticals Holdings, Inc.B	541,150	17,977
Impax Laboratories, Inc.B	117,300	2,724
Medicis Pharmaceutical Corp.	367,600	9,348
Par Pharmaceutical Cos., Inc.	97,900	3,497

		33,546

Total Health Care		275,109

INDUSTRIALS - 14.46%
Aerospace & Defense - 1.17%
Alliant Techsystems, Inc.	177,480	13,446
Curtiss-Wright Corp.	3,925	136
Spirit Aerosystems Holdings, Inc.B	519,420	12,269
Triumph Group, Inc.	58,700	5,637
World Fuel Services Corp.	183,800	6,900

		38,388

Airlines - 0.06%
Aircastle Ltd.	176,420	1,874

Building Products - 1.24%
Apogee Enterprises, Inc.	160,197	2,049
Crane Co.	200,600	8,909
Drew Industries, Inc.	56,010	1,323
Griffon Corp.B	144,551	1,683
Insituform Technologies, Inc.B	400,300	11,012
Simpson Manufacturing Co., Inc.	385,631	11,472
Trex Co., Inc.A B	181,100	4,216

		40,664

Commercial Services & Supplies - 5.57%
Administaff, Inc.	212,800	6,026
Atlas Air Worldwide Holdings, Inc.B	284,030	14,432
Brink’s Co.	348,055	9,397
Clean Harbors, Inc.B	88,778	7,994
Convergys Corp.B	335,000	4,770
Con-way, Inc.	497,500	16,925
CSG Systems International, Inc.B	102,600	1,996
Deluxe Corp.	141,000	3,447
Ennis, Inc.	88,500	1,472
FTI Consulting, Inc.B	281,270	10,258
G&K Services, Inc.	51,320	1,608
Geo Group, Inc.B	27,985	665
Global Payments, Inc.	121,000	5,716
Heidrick & Struggles International, Inc.	401,210	10,748
Herman Miller, Inc.	263,300	6,353
Hudson Highland Group, Inc.B	630,300	3,479
Huron Consulting Group, Inc.B	62,420	1,599
Kelly Services, Inc.	139,800	2,751
Korn/Ferry InternationalB	550,860	12,890
Layne Christensen Co.B	40,100	1,266
McGrath Rentcorp	108,518	2,739
Mobile Mini, Inc.B	623,100	12,736
PHH Corp.B	687,100	16,415
Pre-Paid Legal Services, Inc.A	14,819	976
Resources Connection, Inc.	65,577	1,314
Steelcase, Inc.	521,332	5,328
Team, Inc.	101,464	2,593
Tetra Tech, Inc.B	144,870	3,353
United Stationers, Inc.	110,200	6,863
Weight Watchers International, Inc.	186,900	7,252

		183,361

Construction & Engineering - 1.19%
Comfort Systems USA, Inc.	753,925	9,597
EMCOR Group, Inc.B	364,375	11,033
Granite Construction, Inc.	246,220	6,362
Tutor Perini Corp.	530,525	12,049

		39,041

Diversified Manufacturing - 0.02%
Barnes Group, Inc.	32,455	643

Electrical Equipment - 1.11%
EnerSysB	21,370	701
General Cable Corp.	36,630	1,356
GrafTech Int’l Ltd.B	33,065	694
GT Solar International, Inc.A B	399,000	4,407
Hubbell, Inc.	147,000	9,002
Regal-Beloit Corp.	189,500	12,648
Thomas & Betts Corp.	108,620	5,582
Vishay Precision Group, Inc.B	108,414	2,011

		36,401

Energy Equipment & Services - 0.03%
Hornbeck Offshore Services, Inc.B	40,900	971

Industrial Conglomerates - 0.27%
Carlisle Cos., Inc.	35,540	1,340
GATX Corp.	203,030	6,751

	Shares	Value
		($000)
Teleflex, Inc.	12,295	705

		8,796

Machinery - 2.74%
Astec Industries, Inc.B	161,140	4,850
Briggs & Stratton Corp.	24,223	484
Ceradyne, Inc.B	66,800	2,367
CIRCOR International, Inc.	54,300	2,193
Columbus McKinnon Corp.	151,340	2,553
Esterline Technologies Corp.	180,600	12,855
John Bean Technologies Corp.	64,300	1,161
Miller Industries, Inc.	231,100	3,527
Mueller Industries, Inc.	159,120	5,203
Oshkosh Corp.	286,400	10,857
Reliance Steel & Aluminum Co.	26,300	1,375
RSC Holdings, Inc.B	366,850	4,388
Terex Corp.	1,006,800	32,651
Trinity Industries, Inc.	212,200	5,918
		90,382

Marine - 0.61%
Diana Containerships, Inc.B	1,581	20
Diana Shipping, Inc.	49,080	570
Genco Shipping & Trading Ltd.A	666,300	7,702
Gulfmark Offshore, Inc.B	71,962	2,767
Kirby Corp.	194,800	9,105

		20,164

Road & Rail - 0.45%
Amerco, Inc.B	58,800	5,351
Heartland Express, Inc.	204,650	3,280
Marten Transport Ltd.	145,790	3,107
Ryder System, Inc.	12,840	617
Saia, Inc.B	165,800	2,373

		14,728

Total Industrials		475,413

INFORMATION TECHNOLOGY - 14.39%
Communications Equipment - 1.86%
Anixter International, Inc.	11,445	724
Arris Group, Inc.B	1,193,377	14,893
Black Box Corp.	405,900	14,284
InterDigital, Inc.A	551,600	26,559
Plantronics, Inc.	19,150	678
Tekelec, Inc.B	364,760	4,186

		61,324

Computers & Peripherals - 1.13%
Avid Technology, Inc.B	233,190	3,883
Electronics for Imaging, Inc.B	330,700	4,954
Lexmark International, Inc.B	225,160	7,845
Mercury Computer Systems, Inc.B	351,300	6,633
NCR Corp.B	28,996	476
Synaptics, Inc.A B	472,185	13,437

		37,228

Electronic Equipment & Instruments - 3.72%
Arrow Electronics, Inc.	225,400	8,520
AVX Corp.	459,000	7,197
Checkpoint Systems, Inc.	129,910	2,685
Diebold, Inc.	505,160	15,489
Ingram Micro, Inc.B	779,200	15,381
Jabil Circuit, Inc.	6,017	122
Littelfuse, Inc.	281,600	14,440
Methode Electronics, Inc.	754,800	8,922
Plexus Corp.B	354,700	9,591
Tech Data Corp.B	239,600	11,240
Veeco Instruments, Inc.A B	61,800	2,673
Vishay Intertechnology, Inc.B	1,584,800	26,150

		122,410

Internet Software & Services - 0.89%
EarthLink, Inc.	534,525	4,559
Ebix, Inc.A B	347,050	7,826
InterActiveCorpB	427,600	12,097
Websense, Inc.B	247,550	4,743

		29,225

IT Consulting & Services - 1.66%
Broadridge Financial Solutions, Inc.	246,427	5,641
CACI International, Inc.B	252,030	13,985
Ciber, Inc.B	399,800	1,823
ManTech International Corp.B	235,500	9,468
Ness Technologies, Inc.B	756,000	4,528
SYNNEX Corp.B	568,700	18,990

		54,435

Semiconductor Equipment & Products - 2.56%
Amkor Technology, Inc.A B	519,940	4,232
Brooks Automation, Inc.B	1,303,480	15,304
Cymer, Inc.B	141,250	6,863
Entegris, Inc.B	362,700	2,775
Fairchild Semiconductor International, Inc.B	329,500	5,865
Lattice Semiconductor Corp.B	313,500	1,953
Microsemi Corp.	28,960	651
MKS Instruments, Inc.	266,000	7,637
Novellus Systems, Inc.B	231,970	8,367
ON Semiconductor Corp.B	512,500	5,663
QLogic Corp.B	327,855	5,839
Teradyne, Inc.B	490,600	8,183
Tessera Technologies, Inc.B	621,550	10,765

		84,097

Software - 2.57%
Aspen Technology, Inc.B	335,310	4,745
Cadence Design Systems, Inc.B	880,200	7,640
Cognex Corp.	569,900	17,860
DST Systems, Inc.	142,795	6,791
FARO Technologies, Inc.B	167,500	5,079
JDA Software Group, Inc.B	590,255	17,814

	Shares	Value
		($000)
Mentor Graphics Corp.	1,184,700	15,087
Net 1 UEPS Technologies, Inc.B	29,045	336
Netscout Systems, Inc.B	214,220	4,910
Novell, Inc.B	718,800	4,327

		84,589

Total Information Technology		473,308

MATERIALS - 5.45%
Chemicals - 1.98%
A. Schulman, Inc.	48,200	1,029
Cabot Corp.	177,400	7,673
H.B. Fuller Co.	100,600	2,293
Innophos Holdings, Inc.	39,800	1,320
NewMarket Corp.	39,200	4,973
OM Group, Inc.	106,210	3,843
PolyOne Corp.	1,531,400	20,137
RPM International, Inc.	594,260	13,924
Scotts Miracle-Gro Co.	11,885	614
Solutia, Inc.B	324,000	7,588
Stepan Co.	26,700	1,936

		65,330

Construction Materials - 0.02%
Ameron International Corp.	8,385	578

Containers & Packaging - 1.12%
Boise, Inc.	233,000	2,095
Greif, Inc.	199,800	12,598
Jarden Corp.	216,630	7,344
Packaging Corp. of America	195,480	5,522
Rock-Tenn Co.A	107,000	7,142
Sealed Air Corp.	80,000	2,135

		36,836

Metals & Mining - 1.76%
AMCOL International Corp.	44,850	1,342
Carpenter Technology Corp.	166,540	6,853
Century Aluminum Co.	157,600	2,344
Coeur d’Alene Mines Corp.	490,600	11,470
Gammon Gold, Inc.A B	85,328	643
Gibraltar Industries, Inc.	433,339	4,780
James River Coal Co.B	102,598	2,307
Kaiser Aluminum Corp.	87,200	4,160
Minefinders Corp.A B	40,464	392
New Gold, Inc.B	55,094	443
Noranda Aluminum Holding Corp.B	1,121,900	16,592
RTI International Metals, Inc.	62,200	1,797
Thompson Creek Metals Co., Inc.B	145,160	1,965
Universal Stainless & AlloyB	82,300	2,634

		57,722

Paper & Forest Products - 0.57%
Domtar Corp.	78,600	6,911
Louisiana-Pacific Corp.	931,300	9,351
PH Glatfelter Co.	61,800	743
Wausau Paper Corp.	210,580	1,805

		18,810

Total Materials		179,276

TELECOMMUNICATION SERVICES - 0.14%
Aviat Networks, Inc.B	393,420	2,042
EchoStar Corp.B	99,700	2,717

Total Telecommunication Services		4,759

UTILITIES - 4.96%
Electric Utilities - 3.23%
ALLETE, Inc.	18,815	694
Black Hills Corp.	105,100	3,259
El Paso Electric Co.	361,090	9,731
Empire District Electric Co.A	286,500	6,165
Great Plains Energy, Inc.	1,284,600	25,282
Hawaiian Electric Industries, Inc.	248,390	6,185
IDACORP, Inc.	171,805	6,420
NorthWestern Corp.	276,970	7,822
NV Energy, Inc.	434,478	6,243
PNM Resources, Inc.	654,224	8,525
Portland General Electric Co.	986,431	22,037
TECO Energy, Inc.	19,335	356
Unisource Energy Corp.	100,100	3,585

		106,304

Gas Utilities - 1.14%
AGL Resources, Inc.	132,200	4,852
Atmos Energy Corp.	438,690	14,301
Southern Union Co.	174,200	4,655
Southwest Gas Corp.	61,300	2,283
UGI Corp.	175,000	5,486
WGL Holdings, Inc.	161,150	5,811

		37,388

Multi-Utilities - 0.59%
Avista Corp.	155,500	3,522
Vectren Corp.	24,265	643
Westar Energy, Inc.	603,200	15,381

		19,546

Total Utilities		163,238

Total Common Stock (Cost $2,475,738)		3,079,885

	Shares
SHORT-TERM INVESTMENTS- 5.87%
American Beacon U.S. Government Money Market Select Fund D	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund	173,160,430	173,160

Total Short-Term Investments (Cost $193,160)		193,160

SECURITIES LENDING COLLATERAL - 2.59%
American Beacon U.S. Government Money Market Select FundD	—	72,186

	Shares	Value
		($000)
Wells Fargo Advantage Government Money Market Fund	—	13,000
Total Securities Lending Collateral(Cost $85,186)		85,186

TOTAL INVESTMENTS - 102.12% (Cost $2,754,084)		3,358,231
LIABILITIES, NET OF OTHER ASSETS - (2.12%)		(69,616)

TOTAL NET ASSETS - 100.00%		$3,288,615

A	All or a portion of this security is on loan at January 31, 2011.

B	Non-income producing security.

C	REIT

D	The Fund is affiliated by having the same investment advisor.
Percentages are stated as a percent of net assets.
Futures Contracts
(dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	264,000	March, 2011	205,973	1,338

			205,973	1,338

American Beacon International Equity Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
AUSTRALIA - 1.51%
COMMON STOCKS - 1.51% (Cost $22,564)
National Australia Bank Ltd.	155,420	3,836
Nufarm Ltd.	665,383	3,468
QBE Insurance Group Ltd.	627,176	10,971
Telstra Corp Ltd.	1,567,300	4,385

Total Australia		22,660

AUSTRIA - 0.18%
COMMON STOCKS - 0.18% (Cost $5,477)
Telekom Austria AG	202,700	2,792

BELGIUM - 0.47%
COMMON STOCKS - 0.47% (Cost $2,309)
Anheuser-Busch InBev NV	127,200	7,039

CANADA - 1.11%
COMMON STOCKS - 1.11% (Cost $10,790)
Potash Corp of Saskatchewan, Inc.	19,200	3,401
Precision Drilling Corp.	302,205	3,175
Rogers Communications, Inc., Class BA	79,600	2,780
Talisman Energy, Inc.	319,100	7,311

Total Canada		16,667

DENMARK - 0.19%
COMMON STOCKS - 0.19% (Cost $1,174)
Novo Nordisk AS	25,525	2,883

FINLAND - 0.98%
COMMON STOCKS - .98% (Cost $14,805)
Nokia Oyj	1,068,173	11,437
Sampo Oyj	115,100	3,388

Total Finland		14,825

FRANCE - 11.64%
COMMON STOCKS - 11.64% (Cost $142,683)
Alstom S.A.	164,934	9,206
AXA S.A.	643,806	13,627
BNP Paribas	183,467	13,715
Carrefour S.A.	179,760	8,807
Cie Generale des Etablissements Michelin	90,220	6,567
EDF	100,172	4,416
France Telecom S.A.	533,910	11,663
Gemalto N.V.	103,177	5,218
Groupe Danone	82,250	4,954
Sanofi-Aventis S.A.	498,839	34,064
Societe Generale	177,415	11,473
Technip S.A.	75,858	7,371
Total S.A.	391,987	22,925
Valeo S.A.	110,396	6,462
VINCI S.A.	197,702	11,436
Vivendi S.A.	112,220	3,217

Total France		175,121

GERMANY - 7.92%
COMMON STOCKS - 7.92% (Cost $95,589)
Bayer AG	76,715	5,657
Bayerische Motoren Werke AG	83,330	6,398

	Shares	Value
		($000)
Celesio AG	245,480	6,201
Deutsche Post AG	986,027	18,106
E.ON AG	426,700	14,245
Linde AG	63,978	9,325
Merck KGaA	57,150	4,895
Muenchener Rueckversicherungs-Gesellschaft AG	102,596	16,070
SAP AG	204,010	11,793
Siemens AGA	205,963	26,402

Total Germany		119,092

GREECE - 0.50%
COMMON STOCKS - 0.50% (Cost $8,686)
OPAP S.A.	370,695	7,485

HONG KONG/CHINA - 2.79%
COMMON STOCKS - 2.79% (Cost $31,046)
AIA Group Ltd.B	1,570,600	4,330
Cheung Kong Holdings Ltd.	472,500	7,819
Esprit Holdings Ltd.	2,321,893	10,974
Hang Seng Bank Ltd.	302,600	5,008
Hutchison Whampoa Ltd.	187,000	2,193
Swire Pacific Ltd.	237,100	3,742
Yue Yuen Industrial Holdings Ltd.	2,281,667	7,887

Total Hong Kong/China		41,953

IRELAND - 0.72%
COMMON STOCKS - .72% (Cost $14,308)
CRH plc	243,030	5,224
Smurfit Kappa Group plc	465,636	5,604

Total Ireland		10,828

ISRAEL - 0.69%
COMMON STOCKS - 0.69% (Cost $10,098)
Teva Pharmaceutical Industries Ltd., ADRC	191,717	10,477

ITALY - 3.27%
COMMON STOCKS - 3.27% (Cost $47,212)
Atlantia S.p.A.	201,030	4,574
Eni S.p.A.	233,856	5,539
Finmeccanica S.p.A.	586,755	7,925
Intesa Sanpaolo S.p.A.	1,072,743	3,569
Saras S.p.A.	3,476,375	8,584
Snam Rete Gas S.p.A.	1,416,684	7,434
UniCredit S.p.A.	4,639,916	11,492

Total Italy		49,117

JAPAN - 16.10%
COMMON STOCKS - 16.10% (Cost $214,842)
ASICS Corp.	136,980	1,822
Benesse Holdings, Inc.	61,500	2,757
Canon, Inc.	139,900	6,844
Daito Trust Construction Co. Ltd.	104,900	7,349
Don Quijote Co. Ltd.	78,200	2,518
eAccess Ltd.A	4,290	2,598
East Japan Railway Co.	96,900	6,393
Fanuc Ltd.	28,800	4,536
FUJIFILM Holdings Corp.	107,900	3,920
Haseko Corp.	3,521,018	3,253
Honda Motor Co. Ltd.	360,000	15,207
Hoya Corp.	185,300	4,357
Inpex Corp.	632	4,121
ITOCHU Corp.	221,700	2,403
JGC Corp.	332,000	8,137
JS Group Corp.	245,600	5,376
KDDI Corp.	2,287	12,881
Keyence Corp.	10,900	2,887
Konica Minolta Holdings, Inc.	347,500	3,343
Mitsubishi Corp.	125,000	3,472
Mitsubishi Gas Chemical Co., Inc.	502,000	3,491
Mitsubishi UFJ Financial Group, Inc.	3,991,400	20,678
Nintendo Co. Ltd.	11,400	3,081
Ryohin Keikak Co. Ltd.	96,600	4,166
Sankyo Co. Ltd.	110,800	6,144
Seven & I Holdings Co. Ltd.	194,300	5,020
Shin-Etsu Chemical Co. Ltd.	363,700	20,425
SMC Corp.	26,500	4,474
Sony Financial Holdings, Inc.	2,609	9,632
Sumitomo Mitsui Financial Group, Inc.	139,400	4,734
Tokyo Electron Ltd.	95,700	6,219
Tokyo Steel Manufacturing Co. Ltd.	773,200	8,224
Toyoda Gosei Co. Ltd.	291,900	6,799
Toyota Motor Corp.	474,800	19,637
Yahoo! Japan Corp.	15,781	5,950
Yamada Denki Co. Ltd.	63,770	4,320
Yamato Holdings Co. Ltd.	324,900	4,921

Total Japan		242,089

NETHERLANDS - 5.99%
COMMON STOCKS - 5.99% (Cost $80,658)
Akzo Nobel N.V.	252,149	15,773
EADS N.V.	321,205	9,257
ING Groep N.V.	1,331,840	15,179
Koninklijke Philips Electronics N.V.	308,897	9,628
Randstad Holding N.V.	83,910	4,580
Reed Elsevier N.V.	1,076,005	14,013
SBM Offshore N.V.D	265,765	6,335
TNT N.V.	566,494	15,373

Total Netherlands		90,138

NORWAY - 1.73%
COMMON STOCKS - 1.73% (Cost $15,315)
Aker Solutions ASA	530,997	9,685
StatoilHydro ASA	266,630	6,473
Telenor ASA	640,840	9,887

Total Norway		26,045

PORTUGAL - 0.58%
COMMON STOCKS - 0.58% (Cost $5,853)
Portugal Telecom, SGPS, S.A.B	747,760	8,661

SINGAPORE - 3.03%
COMMON STOCKS - 3.03% (Cost $32,876)
DBS Group Holdings Ltd.	1,990,060	23,430
Flextronics International Ltd.B	848,510	6,780
Singapore Telecommunications Ltd.	4,703,000	11,443
United Overseas Bank Ltd.	254,000	3,941

Total Singapore		45,594

	Shares	Value
		($000)
SOUTH KOREA - 2.26%
COMMON STOCKS - 2.26% (Cost $21,971)
Hyundai Heavy Industries Co. Ltd.	20,490	8,922
Hyundai Mobis	17,211	3,968
KB Financial Group, Inc., ADRC	143,018	7,447
KT&G Corp.	174,380	9,165
Samsung Electronics Co. Ltd., GDRE F	10,114	4,419

Total South Korea		33,921

SPAIN - 3.22%
COMMON STOCKS - 3.22% (Cost $38,959)
Amadeus IT Holdings S.A., A Shares	221,700	4,650
Banco Santander S.A.	884,366	10,834
Enagas S.A.	332,547	7,014
Gamesa Corp. Tecnologica S.A.	657,309	5,040
Iberdrola S.A.	720,388	6,174
Repsol YPF S.A.	257,990	8,137
Telefonica S.A.	259,268	6,528

Total Spain		48,377

SWEDEN - 1.78%
COMMON STOCKS - 1.78% (Cost $20,732)
Assa Abloy AB	110,800	3,015
Skandinaviska Enskilda Banken, A Shares	890,216	8,081
Telefonaktiebolaget LM Ericsson, B Shares	1,270,230	15,658

Total Sweden		26,754

SWITZERLAND - 8.28%
COMMON STOCKS - 8.28% (Cost $113,569)
Adecco S.A.	130,550	8,457
Givaudan S.A.	7,993	7,917
Julius Baer Group Ltd.	75,000	3,394
Nestle S.A.	67,550	3,653
Novartis AG	645,696	36,004
Roche Holding AG	153,510	23,352
Swiss Reinsurance Co. Ltd.	100,960	5,770
Transocean Ltd.B	46,147	3,652
UBS AG	1,355,850	24,316
Zurich Financial Services AG	29,291	8,002

Total Switzerland		124,517

UNITED KINGDOM - 21.01%
COMMON STOCKS - 21.01% (Cost $270,262)
Amec plc	113,560	2,183
Anglo American plc	157,898	7,746
Aviva plc	1,874,344	13,382
BAE Systems plc	1,640,391	8,987
Balfour Beatty plc	261,234	1,407
BG Group plc	137,442	3,094
BHP Billiton plc	180,892	6,934
BP plc	1,558,200	12,103
British American Tobacco plc	417,820	15,427
Eurasian Natural Resources Corp. plc	138,133	2,239
GlaxoSmithKline plc	1,162,283	21,010
Home Retail Group plc	1,841,366	6,368
HSBC Holdings plc	3,309,140	36,076
Informa plc	837,593	5,781
International Power plc	597,900	4,049
Kingfisher plc	1,370,800	5,533
Lloyds Banking Group plc	4,600,244	4,656
Marks and Spencer Group plc	646,520	3,692
Michael Page International plc	685,409	5,890
Pearson plc	534,980	8,776
Prudential plc	744,080	8,057
Resolution Ltd.	1,595,789	6,682
Rexam plc	1,638,366	8,962
Rio Tinto plc	130,610	9,018
Rolls-Royce Group plc	1,681,501	17,184
Royal Dutch Shell plc, B Shares	299,206	10,405
Royal Dutch Shell plc, A SharesA	299,638	10,579
Standard Chartered plc	379,252	9,896
Unilever plc	674,870	19,632
Vodafone Group plc	8,812,339	24,752
Wm Morrison Supermarkets plc	929,100	3,966
WPP Group plc	352,600	4,363
Xstrata plc	326,530	7,244

Total United Kingdom		316,073

SHORT-TERM INVESTMENTS - 3.56% (Cost $53,501)
JPMorgan U.S. Government Money Market Fund	53,500,692	53,501

SECURITIES LENDING COLLATERAL - 2.19% (Cost $33,037)
American Beacon U.S. Government Money Market Select FundG	26,037,498	26,037
Wells Fargo Advantage Government Money Market Fund	7,000,000	7,000
Total Securities Lending Collateral		33,037

TOTAL INVESTMENTS - 101.70% (Cost $1,308,316)		1,529,646
LIABILITIES, NET OF OTHER ASSETS - (1.70%)		(25,599)

TOTAL NET ASSETS - 100.00%		$1,504,047

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan at January 31, 2011.

B	Non-income producing security.

C	ADR — American Depository Receipt

D	Private Placement

E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,419 or 0.29% of net assets. The Fund has no right to demand registration of these securities.

F	GDR — Global Depository Receipt

G	The Fund is affiliated by having the same investment advisor.
Futures Contracts
(dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
France CAC 40 Index	107	March, 2011	5,880	116
Germany DAX Index	21	March, 2011	5,107	50
UK FTSE 100 Index	135	March, 2011	12,613	(148)
Hang Seng Index	11	February, 2011	1,649	(37)
Italy MIB 30 Index	11	March, 2011	1,665	78
Tokyo FE TOPIX Index	116	March, 2011	12,870	(23)
Spain IBEX 35 Index	15	February, 2011	2,219	45
Sweden OMX Index	109	February, 2011	1,945	(38)
Canada S&PCDA 60 Index	47	March, 2011	7,309	165
Australia SPI Index	42	March, 2011	4,947	(31)
Netherlands 200 AEX Index	15	February, 2011	1,480	(6)

			57,684	171

Forward Foreign Currency Exchange Contracts
(dollars in thousands)

				Unrealized Gain/
Contracts To Deliver		Settlement Date	Market Value	(Loss)
1,051	Canadian Dollar	3/8/2011	1,049	—
691	Swiss Franc	3/8/2011	732	1
1,832	Euro Currency	3/8/2011	2,507	(15)
1,269	Pound Sterling	3/8/2011	2,032	(20)
172,349	Japanese Yen	3/8/2011	2,100	(2)
2,051	Swedish Krona	3/8/2011	318	(4)
785	Australian Dollar	3/8/2011	779	(2)

Total contracts to deliver			$9,517	(42)

(Receivable amount $9,475)

				Unrealized Gain/
Contracts To Receive		Settlement Date	Market Value	(Loss)
6,586	Canadian Dollar	3/18/2011	6,571	23
4,622	Swiss Franc	3/18/2011	4,899	108
11,291	Euro Currency	3/18/2011	15,451	411
7,949	Pound Sterling	3/18/2011	12,729	185
1,033,097	Japanese Yen	3/18/2011	12,590	174
12,011	Swedish Krona	3/18/2011	1,859	101
4,910	Australian Dollar	3/18/2011	4,867	30

Total contracts to recieve			$58,966	1,032

(Payable amount $(59,934)) Net Currency Fluctuation				990

American Beacon Emerging Markets Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
		($000)
ARGENTINA - 0.42%
COMMON STOCKS - .42% (Cost $633)
Banco Macro S.A., ADRA	2,692	124
Nortel Inversora S.A., ADRA	18,400	593

Total Argentina		717

AUSTRIA - 1.12%
COMMON STOCKS - 1.12% (Cost $1,750)
Erste Bank der oesterreichischen Sparkassen AG	38,472	1,928

BRAZIL - 15.14%
COMMON STOCKS - 13.24% (Cost $20,839)
Banco do Brasil S.A.	73,300	1,309
Banco Santander Brasil S.A., ADRA	166,570	1,932
BM & F Bovespa S.A.	54,100	378
Brasil Telecom Participacoes S.A., ADRA B	5,920	139
BRF - Brasil Foods S.A.B	33,910	556
Centrais Eletricas Brasileiras S.A.	13,866	186
Centrais Eletricas Brasileiras S.A., ADRA B	100,100	1,365
Cia de Bebidas das Americas, ADRA	20,380	544
Cia de Saneamento de Minas Gerais-COPASAB	25,100	412
Cielo S.A.B	47,200	350
Embraer S.A., ADRA B	26,600	878
Fibria Celulose S.A., ADRA B	15,100	231
Gerdau S.A., ADRA B	27,960	370
Grendene S.A.	33,040	182
Hypermarcas S.A.B	11,200	133
Inpar S.A.B	286,200	554
Itau Unibanco Banco Holding S.A., ADRA	53,129	1,142
JBS S.A.	116,500	440
Light S.A.	6,500	102
Magnesita Refratarios S.A.B	30,400	175
Marfrig Alimentos S.A.B	166,000	1,343
MRV Engenharia e Participacoes S.A.	21,000	178
OGX Petroleo e Gas Participacoes S.A.	26,300	272
PDG Realty S.A. Empreendimentos e Participacoes	63,500	351
Petroleo Brasileiro S.A., ADRA B	40,060	1,471
Petroleo Brasileiro S.A., A Shares, ADRA B	101,479	3,374
Porto Seguro S.A.B	8,860	138
Redecard S.A.	130,500	1,613
TIM Participacoes S.A., ADRA	3,900	148
Vale S.A., ADRA	28,080	978
Vivo Participacoes S.A., ADRA	46,400	1,580

Total Common Stocks		22,824

PREFERRED STOCKS - 1.90% (Cost $2,017)
Cia de Tecidos do Norte de Minas — Coteminas	40,262	124
Cia Energetica de Minas Gerais	30,603	503
Cia Energetica do Ceara	31,800	558
Gerdau S.A.B	5,800	74
Itau Unibanco Banco Holding S.A.	23,255	497
Tele Norte Leste Participacoes S.A., ADRA	23,530	372
Ultrapar Participacoes S.A.	3,300	208
Vale S.A., A Shares	10,704	327
Vale S.A., ADRA	19,986	620

Total Preferred Stocks		3,283

Total Brazil		26,107

CHINA - 0.09%
COMMON STOCKS - 0.09% (Cost $160)
China Shipping Container Lines Co. Ltd.	329,000	153

CZECH REPUBLIC - 2.05%
COMMON STOCKS - 2.05% (Cost $3,123)
CEZ	9,900	467
Komercni Banka, a.s.	2,124	507
Telefonica O2 Czech Republic a.s.	112,088	2,563

Total Czech Republic		3,537

EGYPT - 0.41%
COMMON STOCKS - .41% (Cost $824)
Commercial International Bank Egypt SAE	43,272	240
Egyptian Financial Group-Hermes Holding	17,649	69
Egyptian Financial Group-Hermes Holding, GDRC	5,325	41
Juhayna Food IndustriesB	152,502	126
Telecom Egypt	92,703	225

Total Egypt		701

HONG KONG/CHINA - 17.46%
COMMON STOCKS - 17.46% (Cost $28,388)
AIA Group Ltd.B	53,200	147
Asia Cement China Holdings Corp.	493,500	258
Bank of China Ltd.	656,890	340
Beijing Capital International Airport Co. Ltd.	810,000	432
Belle International Holdings Ltd.	174,000	298
BYD Electronic International Co. Ltd.	733,500	491
Chaoda Modern Agriculture (Holdings) Ltd.	2,200,000	1,574
China Coal Energy Ltd.	388,000	573
China Communications Services Corp. Ltd.	160,000	99
China Construction Bank Corp.	1,326,325	1,163
China Dongxiang Group Co.	1,034,000	449
China Gas Holdings Ltd.	422,000	183
China Life Insurance Co. Ltd.	88,000	342
China Mobile Ltd.	331,500	3,260
China Oilfield Services Ltd.	124,000	238
China Pacific Insurance Group Co Ltd.	116,800	460
China Petroleum & Chemical Corp.	46,370	51
China Petroleum & Chemical Corp., ADRA	1,850	204
China Power International Development Ltd.	1,192,800	243
China Railway Construction Corp. Ltd.	239,000	293
China Railway Group Ltd.	433,000	317

	Shares	Value
		($000)
China Resources Power Holdings Co. Ltd.	1,058,000	1,843
China Shenhua Energy Company Ltd.	68,500	279
China Telecom Corp. Ltd.	536,000	317
China Yuchai International Ltd.	38,200	1,085
China ZhengTong Auto Services Holdings Ltd.B	126,000	104
CNOOC Ltd.	197,000	439
COSCO Pacific Ltd.	47,578	89
Dickson Concepts International Ltd.D	687,945	536
Dongfeng Motor Group Co. Ltd.	130,000	229
First Pacific Co. Ltd./Hong Kong	2,147,074	1,858
Global Bio-chem Technology Group Co. Ltd.	1,986,520	320
Guangzhou Automobile Group Co. Ltd.	323,370	413
Hengan International Group Co. Ltd.	25,500	192
Huaneng Power International, Inc., ADRA	1,010	23
Huaneng Power International, Inc.	655,900	365
Industrial & Commercial Bank of China	1,744,555	1,294
JA Solar Holdings Co Ltd., ADRA B	20,110	139
Maanshan Iron & Steel	272,000	151
NWS Holdings Ltd.	217,651	374
People’s Food Holdings Ltd.	922,911	602
Perfect World Co. Ltd., ADRA B	16,340	379
PetroChina Co. Ltd.	1,840,000	2,564
Ping’an Insurance Co. of China Ltd.	34,000	339
Renhe Commercial Holdings Co. Ltd.	3,052,000	509
Shanghai Industrial Holdings Ltd.	52,000	208
Sinotrans Ltd.	2,682,058	723
Sohu.com, Inc.B	3,500	272
Tencent Holdings Ltd.	19,600	509
TPV Technology Ltd.	216,970	135
Want Want China Holdings Ltd.	246,000	204
Weiqiao Textile Co.	1,551,100	1,456
Xinhua Winshare Publishing and Media Co. Ltd.	477,000	283
Xinjiang Goldwind Science and Technology Co. Ltd.B E	89,000	175
Yanzhou Coal Mining Co. Ltd.	98,000	285

Total Hong Kong/China		30,108

HUNGARY - 0.90%
COMMON STOCKS - .90% (Cost $1,363)
Magyar Telekom Telecommunications plcB	421,763	1,148
Mol Hungarian Oil and Gas plc	260	29
Richter Gedeon Nyrt. plc	1,753	374

Total Hungary		1,551

INDIA - 5.95%
COMMON STOCKS - 5.95% (Cost $9,006)
Asian Paints Ltd.	3,596	202
Bank of India	43,530	419
Bharti Airtel Ltd.	96,040	670
Dr. Reddy’s Laboratories Ltd.	9,844	350
Engineers India Ltd.	21,440	132
Glenmark Pharmaceuticals Ltd.	61,432	411
HDFC Bank Ltd.	12,196	541
Hindalco Industries Ltd.	60,899	309
Hindustan Petroleum Corp. Ltd.	37,310	292
India Cements Ltd.	244,470	525
IndusInd Bank Ltd.	55,550	270
Infosys Technologies Ltd.	13,595	921
Infrastructure Development Finance Co. Ltd.	68,543	221
ITC Ltd.	40,846	145
Jindal Steel & Power Ltd.	12,991	189
Jubilant Industries Ltd.B	1,038	7
Jubilant Life Sciences Ltd.	60,260	295
Larsen & Toubro Ltd.	6,919	249
Mahanagar Telephone Nigam Ltd.	186,640	196
NMDC Ltd.	52,150	302
Patni Computer Systems Ltd.	22,970	234
Reliance Industries Ltd.	79,290	1,604
Rolta India Ltd.	104,350	306
State Bank of India, GDRC F	5,360	629
State Bank of India	4,540	262
Sun TV Network Ltd.	17,748	188
Tata Consultancy Services Ltd.	15,775	399

Total India		10,268

INDONESIA - 1.43%
COMMON STOCKS - 1.43% (Cost $1,782)
Astra International Tbk PT	92,400	499
Lippo Karawaci Tbk PT	4,008,500	253
PT Bank Central Asia Tbk	444,500	278
PT Indofood Sukses Makmur Tbk	436,500	227
PT Indosat Tbk	766,500	413
PT International Nickel Indonesia Tbk	146,500	74
PT Medco Energi Internasional Tbk	567,000	204
PT Telekomunikasi Indonesia Tbk	620,800	519

Total Indonesia		2,467

ISRAEL - 0.07%
COMMON STOCKS - 0.07% (Cost $102)
Teva Pharmaceutical Industries Ltd., ADRA	2,330	127

LEBANON - 0.22%
COMMON STOCKS - .22% (Cost $394)
Banque Audi sal- Audi Saradar Group, GDRC	23,885	189
BLOM Bank SAL, GDRC	18,564	186

Total Lebanon		375

MALAYSIA - 1.96%
COMMON STOCKS - 1.96% (Cost $2,782)
Axiata Group BhdB	411,100	648
Genting Malaysia Bhd	493,110	539
Malayan Banking Bhd	192,118	548
Petronas Chemicals Group BhdB	95,600	191
Proton Holdings Bhd	743,800	1,024
Sime Darby Bhd	80,500	242
Tenaga Nasional Bhd	97,350	196

Total Malaysia		3,388

	Shares	Value
		($000)
MEXICO - 4.64%
COMMON STOCKS - 4.64% (Cost $6,973)
America Movil, S.A.B. de C.V., ADRA	21,247	1,211
Cemex, S.A.B. de C.V., ADRA	184,500	1,746
Consorcio ARA, S.A.B. de C.V.	251,000	159
Desarrolladora Homex, S.A.B. de C.V., ADRA B	16,353	499
Empresas ICA, S.A.B. de C.V.	56,000	142
Fomento Economico Mexicano, S.A.B. de C.V., ADRA	7,800	414
Genomma Lab Internacional SA de C.V.	77,400	196
Gruma, S.A.B. de C.V.	287,900	627
Grupo Continential, S.A.B. de C.V.	69,650	240
Grupo Financiero Banorte, S.A.B. de C.V.	100,489	447
Grupo Mexico, S.A.B. de C.V.	72,000	283
Grupo Televisa, S.A., ADRA	21,000	505
Industrias CH S.A.B de C.V.B	25,000	98
Telefonos de Mexico, S.A.B. de C.V., ADRA	50,800	879
Wal-Mart de Mexico, S.A.B. de C.V.	196,700	547

Total Mexico		7,993

NETHERLANDS - 0.35%
COMMON STOCKS - 0.35% (Cost $642)
VimpelCom Ltd., ADRA	43,850	607

PERU - 0.52%
COMMON STOCKS - .52% (Cost $791)
Compania de Minas Buenaventura S.A., ADRA	5,330	219
Credicorp Ltd.	3,610	376
Southern Copper Corp.	6,767	303

Total Peru		898

PHILIPPINES - 1.68%
COMMON STOCKS - 1.68% (Cost $2,846)
Ayala Corp.	26,750	206
Bank of the Philippine Islands	188,923	220
First Philippine Holdings Corp.	911,470	1,280
Metro Pacific Investments Corp.	3,025,000	253
Metropolitan Bank & Trust	176,189	259
Pepsi-Cola Products Philippines, Inc.	4,938,000	240
Philippine Long Distance Telephone Co.	3,840	213
SM Investments Corp.	21,940	233

Total Philippines		2,904

POLAND - 1.56%
COMMON STOCKS - 1.56% (Cost $2,574)
Asseco Poland S.A.	25,071	463
Bank Pekao S.A.	8,713	519
Central European Distribution Corp.B	12,671	291
Eurocash S.A.	43,527	481
Powszechna Kasa Oszczednosci Bank Polski S.A.	13,269	190
Telekomunikacja Polska S.A.	126,456	742

Total Poland		2,686

RUSSIA - 4.06%
COMMON STOCKS - 4.06% (Cost $5,437)
Gazprom OAO, ADRA	114,880	3,073
LUKOIL Oil Co., ADRA	30,815	1,910
Mail.ru Group Ltd., GDRB C F	5,794	206
O’Key Group S.A., GDRB C F	20,536	258
Sberbank of Russia, GDRC	3,400	1,311
Wimm-Bill-Dann Foods OJSC, ADRA	7,348	243

Total Russia		7,001

SINGAPORE - 1.12%
COMMON STOCKS - 1.12% (Cost $1,876)
Flextronics International Ltd.B	206,600	1,651
Haw Par Corp Ltd.	59,325	287

Total Singapore		1,938

SOUTH AFRICA - 5.72%
COMMON STOCKS - 5.72% (Cost $8,724)
Anglo Platinum Ltd.	8,392	824
AngloGold Ashanti Ltd., ADRA	2,524	109
ArcelorMittal South Africa Ltd.	18,494	211
AVI Ltd.	76,142	318
Clicks Group Ltd.	49,600	274
Impala Platinum Holdings Ltd.	20,700	590
Imperial Holdings Ltd.	12,200	187
JD Group Ltd.	45,820	331
MTN Group Ltd.	112,441	1,930
Murray & Roberts Holdings Ltd.	101,060	437
Naspers Ltd.	14,426	753
Nedbank Group Ltd.	25,070	444
Pick n Pay Stores Ltd.	46,292	276
Sappi Ltd.	52,594	266
Sasol Ltd.	6,870	332
Standard Bank Group Ltd.	162,294	2,375
Telkom South Africa Ltd.	41,160	201

Total South Africa		9,858

SOUTH KOREA - 16.43%
COMMON STOCKS - 15.37% (Cost $22,379)
Amorepacific Corp.	126	122
Cheil Industries, Inc.	2,662	284
Cheil Worldwide, Inc.	14,750	187
CJ CheilJedang Corp.	2,257	387
Grand Korea Leisure Co Ltd.	23,250	386
GS Engineering & Construction Corp.	1,567	167
Hana Financial Group, Inc.	4,200	167
Hite Brewery Co. Ltd.	2,722	272
Hynix Semiconductor, Inc.	14,660	387
Hyundai Development Co.	8,260	276
Hyundai Engineering & Construction Co. Ltd.	2,619	204
Hyundai Heavy Industries Co. Ltd.	563	245
Hyundai Mobis	1,323	305
Hyundai Motor Co.	2,996	478
Hyundai Steel Co.	1,747	216
Jinro Ltd.	5,650	164
KB Financial Group, Inc.	53,537	2,760
Korea Electric Power Corp.	87,175	2,211
Korea Exchange Bank	58,090	546

	Shares	Value
		($000)
Korean Reinsurance Co.	22,243	242
KT Corp., ADRA	4,400	87
KT Corp.	2,720	101
KT&G Corp.	6,378	335
LG Chem Ltd.	1,276	480
LG Display Co. Ltd.	5,940	202
LG Electronics, Inc.	2,051	214
Lotte Chilsung Beverage Co. Ltd.	1,473	1,164
Lotte Confectionery Co. Ltd.	804	1,017
NCSoft Corp.	329	56
NHN Corp.	1,287	230
Nong Shim Co. Ltd.	2,671	487
OCI Co. Ltd.	980	333
POSCO	6,340	2,578
Samsung C&T Corp.	3,248	206
Samsung Electronics Co. Ltd.	3,279	2,880
Samsung Fire & Marine Insurance Co. Ltd.	3,394	703
Shinhan Financial Group Co. Ltd.	41,644	1,849
Shinsegae Co. Ltd.	774	398
SK Chemicals Co. Ltd.	1,247	66
SK Energy Co. Ltd.	791	147
SK Telecom Co. Ltd.	9,308	1,365
SK Telecom Co. Ltd., ADRA	26,700	462
SSCP Co. Ltd.	10,075	39
Tong Yang Life Insurance	40,600	409
Woongjin Coway Co. Ltd.	8,466	263
Yuhan Corp.	3,141	421
Total Common Stocks		26,498

PREFERRED STOCKS - 1.06% (Cost $1,683)
Hyundai Motor Co. Ltd.	29,132	1,610
Samsung Electronics Co. Ltd.	365	216

Total Preferred Stocks		1,826

Total South Korea		28,324

TAIWAN - 6.78%
COMMON STOCKS - 6.78% (Cost $8,616)
Acer, Inc.	85,979	234
Asia Cement Corp.	244,720	270
Asustek Computer, Inc.	65,353	587
AU Optronics Corp., ADRA	47,060	452
AU Optronics Corp.	338,520	332
Catcher Technology Co. Ltd.	33,000	136
China Steel Corp.	151,890	177
Chinatrust Financial Holding Co. Ltd.	537,914	457
First Financial Holding Co. Ltd.	260,406	238
Formosa Plastics Corp.	87,000	298
Fubon Financial Holding Co. Ltd.	172,034	240
HON HAI Precision Industry Co. Ltd.	250,645	1,072
HTC Corp.	13,818	462
InnoLux Display Corp.	171,000	215
KGI Securities Co. Ltd.	378,000	218
Kinsus Interconnect Technology Corp.	36,000	116
Lite-On Technology Corp.	24,679	34
Nan Ya Printed Circuit Board Corp.	149,019	560
Powertech Technology, Inc.	78,000	290
Quanta Computer, Inc.	342,000	722
Siliconware Precision Industries Co., ADRA	2,380	16
Siliconware Precision Industries Co.	154,000	217
SinoPac Financial Holdings Co. Ltd.	1,378,987	667
Taiwan Fertilizer Co. Ltd.	59,000	221
Taiwan Semiconductor Manufacturing Co. Ltd.	487,385	1,276
Tatung Co. Ltd.	1,147,000	268
Transcend Information, Inc.	125,520	372
Uni-President Enterprises Corp.	217,400	295
United Microelectronics Corp.	1,249,226	772
Young Fast Optoelectronics Co. Ltd.	27,000	269
Yuanta Financial Holding Co. Ltd.	256,000	206

Total Taiwan		11,689

THAILAND - 1.29%
COMMON STOCKS - 1.29% (Cost $1,477)
Bangkok Bank PCL	48,990	239
Kasikornbank PCL	208,300	784
PTT PCL	22,200	230
PTT plc	32,600	353
Siam Cement PCL	36,200	366
Total Access Communication PCL	193,700	253

Total Thailand		2,225

TURKEY - 2.22%
COMMON STOCKS - 2.22% (Cost $3,586)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	27,263	338
Asya Katilim Bankasi A.S.	110,850	193
Coca-Cola Icecek A.S.	15,640	175
TAV Havalimanlari Holding A.S.B	72,138	340
Tupras-Turkiye Petrol Rafinerileri A.S.	8,321	216
Turk Telekomunikasyon A.S.	66,082	271
Turkcell Iletisim Hizmetleri A.S.	31,130	191
Turkiye Is Bankasi (Isbank)	183,012	574
Turkiye Vakiflar Bankasi T.A.O	621,147	1,530

Total Turkey		3,828

UNITED KINGDOM - 0.51%
COMMON STOCKS - .51% (Cost $720)
Antofagasta plc	12,791	290
JKX Oil & Gas plc	31,560	147
SABMiller plc	13,904	448

Total United Kingdom		885

UNITED STATES - 0.24%
COMMON STOCKS - .24% (Cost $363)
Rosneft Oil Co., GDRC F	43,090	362
Shanda Games Ltd., ADRA B	8,070	48

Total United States		410

SHORT-TERM INVESTMENTS - 4.46% (Cost $7,694)
JPMorgan U.S. Government Money Market Fund	7,693,990	7,694

	Shares	Value
		($000)
TOTAL INVESTMENTS - 98.80% (Cost $149,544)		170,367
OTHER ASSETS, NET OF LIABILITIES - 1.20%		2,071

TOTAL NET ASSETS - 100.00%		$172,438

Percentages are stated as a percent of net assets.

A	ADR — American Depository Receipt

B	Non-income producing security.

C	GDR — Global Depository Receipt

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E	Private Placement

F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,455 or 0.85% of net assets. The Fund has no right to demand registration of these securities.
Futures Contracts
(dollars in thousands)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
MSCI Emerging Market EMini Future	9,200	March, 2011	10,246	(107)

			10,246	(107)

American Beacon High Yield Bond Fund
January 31, 2011 (Unaudited)

		Value
	Shares	($000)
COMMON STOCKS - 0.24%
COMMUNICATIONS- 0.20%
Communications - 0.12%
Charter Communications, Inc.	4,260	179
Charter Communications, Inc., Expires 11/30/2014	5,175	42

		221

Media - 0.08%
Dex One Corp.A	23,761	131
SuperMedia, Inc.A	1,037	7
		138

FINANCIALS- 0.04%
Finance - 0.04%
Marsico Holdings LLCA	13,199	66

Total Common Stocks (Cost $1,828)		425

PREFERRED STOCKS - 0.20%
FINANCIALS- 0.20%
Diversified Financials - 0.01%
Federal Home Loan Mortgage Corp.	10,000	16

Finance - 0.19%
Ally Financial, Inc.B	359	345

Total Preferred Stocks (Cost $253)		361

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 94.00%
Casino/Gaming - 0.00%
Station Casinos, Inc.,
6.875%, Due 3/1/2016F	500	0
7.75%, Due 8/15/2016F	500	0

		0

Energy - 0.05%
OPTI Canada, Inc., 9.00%, Due 12/15/2012 B	100	98

Finance - 12.31%
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015B	850	899
Ally Financial, Inc.,
6.875%, Due 8/28/2012	1,000	1,056
8.00%, Due 12/31/2018	400	434
7.50%, Due 9/15/2020B	550	600
8.00%, Due 11/1/2031	725	819
Bank of America Corp., 8.125%, Due 12/29/2049	1,000	1,037
Bank One Capital III, 8.75%, Due 9/1/2030	420	496
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016B	1,050	1,129
CIT Group, Inc., 7.00%, Due 5/1/2017	1,700	1,714
Diversey Holdings, Inc., 10.50%, Due 5/15/2020	800	930
E*Trade Financial Corp., 12.50%, Due 11/30/2017	650	773
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016B	900	887
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B	1,800	7
HUB International Holdings, Inc., 10.25%, Due 6/15/2015B	825	852
Interactive Data Corp., 10.25%, Due 8/1/2018B	800	886
International Lease Finance Corp.,
5.65%, Due 6/1/2014	1,100	1,128
6.75%, Due 9/1/2016B	400	428
Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058B D	735	944
Marsico Holdings LLC / Marsico Co Notes Corp., 10.625%, Due 1/15/2020B	805	539
MBNA Capital A, 8.278%, Due 12/1/2026	625	640
Midwest Gaming Borrower LLC, 11.625%, Due 4/15/2016B	775	803
MultiPlan, Inc., 9.875%, Due 9/1/2018B	400	431
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039B	500	584
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	500	515
Pinafore LLC/Pinafore, Inc., 9.00%, Due 10/1/2018B	100	110
Regions Bank/Birmingham AL, 7.50%, Due 5/15/2018	200	211
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019B	820	884
Reynolds Group, 8.50%, Due 5/15/2018B	900	938
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, Due 4/15/2019B	1,000	1,050
Sitel LLC, 11.50%, Due 4/1/2018B	400	358

		22,082

Industrials - 72.12%
Abengoa Finance SAU, 8.875%, Due 11/1/2017B	800	781
Accuride Corp., 9.50%, Due 8/1/2018B	200	222
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	200	210
7.75%, Due 8/1/2020	300	308
Afren plc, 11.50%, Due 2/1/2016B	220	220
American Petroleum Tankers LLC, 10.25%, Due 5/1/2015B	750	781
Antero Resources Finance Corp., 9.375%, Due 12/1/2017	700	737
Aquilex Holdings LLC/Aquilex Finance Corp., 11.125%, Due 12/15/2016	250	258
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	500	570
Atkore International, Inc., 9.875%, Due 1/1/2018B	715	763
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019B	500	514
Berry Petroleum Co.,
10.25%, Due 6/1/2014	397	458
6.75%, Due 11/1/2020	415	423
BreitBurn Energy Partners LP, 8.625%, Due 10/15/2020B	400	414
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018B	200	209
Brickman Group Holdings, Inc., 9.125%, Due 11/1/2018B	435	457

	Par Amount	Value
	($000)	($000)
Brigham Exploration Co., 8.75%, Due 10/1/2018B	700	768
Brightstar Corp., 9.50%, Due 12/1/2016B	735	764
Cablevision Systems Corp., 8.625%, Due 9/15/2017	500	559
Caesars Entertainment Operating Co, Inc.,
5.625%, Due 6/1/2015	1,000	805
11.25%, Due 6/1/2017	1,375	1,560
Caesars Entertainment Operating Co., Inc., 10.75%, Due 2/1/2016	175	168
Carrizo Oil & Gas, Inc., 8.625%, Due 10/15/2018B	300	315
Casella Waste Systems, Inc.,
9.75%, Due 2/1/2013	450	455
7.75%, Due 2/15/2019B	425	435
Catalyst Paper Corp., 11.00%, Due 12/15/2016B	375	387
CCH II Holdings LLC, 13.50%, Due 11/30/2016	1,007	1,217
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, Due 10/30/2017	300	312
Cemex SAB de CV, 9.00%, Due 1/11/2018B	400	410
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015B	525	546
Central Garden and Pet Co., 8.25%, Due 3/1/2018	445	458
Cequel Communications Holdings I LLC, 8.625%, Due 11/15/2017B	300	314
CEVA Group plc,
11.625%, Due 10/1/2016B	100	111
8.375%, Due 12/1/2017B	100	103
11.50%, Due 4/1/2018B	700	766
Chaparral Energy, Inc., 9.875%, Due 10/1/2020B	600	659
CHC Helicopter SA, 9.25%, Due 10/15/2020B	1,460	1,554
Chesapeake Energy Corp., 6.625%, Due 8/15/2020	1,000	1,034
Cie Generale de Geophysique-Veritas,
7.50%, Due 5/15/2015	500	515
9.50%, Due 5/15/2016	400	447
Citadel Broadcasting Corp., 7.75%, Due 12/15/2018B	200	213
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, Due 1/15/2016B	200	205
CKE Restaurants, Inc., 11.375%, Due 7/15/2018	800	900
Clear Channel Worldwide, 9.25%, Due 12/15/2017	110	122
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, Due 12/1/2017B	410	443
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018B	500	488
Coffeyville Resources LLC, 10.875%, Due 4/1/2017B	735	818
Colt Defense LLC, 8.75%, Due 11/15/2017B	730	602
Columbus International, Inc., 11.50%, Due 11/20/2014B	360	406
Columbus McKinnon Corp., 7.875%, Due 2/1/2019B	600	614
CommScope, Inc., 8.25%, Due 1/15/2019B	200	208
Compton Petroleum Finance Corp., 10.00%, Due 9/15/2017	522	433
Consol Energy, Inc.,
8.00%, Due 4/1/2017B	770	835
8.25%, Due 4/1/2020B	365	399
CRC Health Corp., 10.75%, Due 2/1/2016	900	900
Cricket Communications, Inc., 7.75%, Due 10/15/2020	1,000	965
Crosstex Energy LP, 8.875%, Due 2/15/2018	500	541
Crown Castle International Corp., 9.00%, Due 1/15/2015	800	892
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	600	668
Dean Foods Co., 9.75%, Due 12/15/2018B	500	520
Digicel Group Ltd.,
8.875%, Due 1/15/2015B	800	825
9.125%, Due 1/15/2015B	650	672
DineEquity, Inc., 9.50%, Due 10/30/2018B	375	404
DISH DBS Corp., 7.125%, Due 2/1/2016	1,300	1,358
DJO Finance LLC / DJO Finance Corp., 9.75%, Due 10/15/2017B	150	157
DynCorp International, Inc., 10.375%, Due 7/1/2017B	445	459
Easton-Bell Sports, Inc., 9.75%, Due 12/1/2016	705	784
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 12/15/2020B	200	207
Energy Solutions, Inc., 10.75%, Due 8/15/2018B	675	763
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017B	1,230	1,309

	Par Amount	Value
	($000)	($000)
Equinox Holdings, Inc., 9.50%, Due 2/1/2016B	300	321
EVERTEC, Inc., 11.00%, Due 10/1/2018B	600	627
Exide Technologies, 8.625%, Due 2/1/2018B	200	211
First Data Corp.,
9.875%, Due 9/24/2015	51	51
8.25%, Due 1/15/2021B	224	216
12.625%, Due 1/15/2021B	674	682
8.75%, Due 1/15/2022B	400	389
FMG Resources August 2006 Pty Ltd.,
7.00%, Due 11/1/2015B	300	310
6.875%, Due 2/1/2018B	400	401
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017	1,705	1,826
8.125%, Due 1/15/2020	900	1,054
Forest City Enterprises, Inc., 7.625%, Due 6/1/2015	600	584
Freescale Semiconductor, Inc.,
8.875%, Due 12/15/2014	400	418
10.75%, Due 8/1/2020B	500	568
Frontier Communications Corp.,
8.25%, Due 4/15/2017	200	224
8.50%, Due 4/15/2020	200	226
8.75%, Due 4/15/2022	400	451
General Maritime Corp., 12.00%, Due 11/15/2017	100	95
GeoEye, Inc., 8.625%, Due 10/1/2016	600	635
Giant Funding Corp., 8.25%, Due 2/1/2018B	200	207
Goodyear Tire & Rubber Co., 8.25%, Due 8/15/2020	800	838
Great Lakes Dredge & Dock Corp., 7.375%, Due 2/1/2019B	335	338
Harbinger Group, Inc., 10.625%, Due 11/15/2015B	300	309
Harvest Operations Corp., 6.875%, Due 10/1/2017B	295	304
HCA Holdings, Inc., 7.75%, Due 5/15/2021B	200	209
HCA, Inc., 9.625%, Due 11/15/2016E	2,000	2,157
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016B	480	500
Hertz Corp.,
7.50%, Due 10/15/2018B	400	423
6.75%, Due 4/15/2019B	100	101
Hilcorp Energy, 8.00%, Due 2/15/2020B	500	543
Holly Corp., 9.875%, Due 6/15/2017	300	331
HSN, Inc., 11.25%, Due 8/1/2016	650	744
Huntsman International LLC, 8.625%, Due 3/15/2021B	100	110
Ineos Finance PLC, 9.00%, Due 5/15/2015B	200	219
Ineos Group Holdings plc, 8.50%, Due 2/15/2016B	600	612
Inergy LP/Inergy Finance Corp., 7.00%, Due 10/1/2018B	535	549
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016B	500	543
Intelsat Jackson Holdings Ltd., 7.25%, Due 10/15/2020B	100	102
Intelsat Jackson Holdings SA, 11.25%, Due 6/15/2016	1,500	1,612
Intelsat Luxembourg SA, 11.50%, Due 2/4/2017	1,000	1,139
International Coal Group, Inc., 9.125%, Due 4/1/2018	430	469
inVentiv Health, Inc., 10.00%, Due 8/15/2018B	400	405
Jarden Corp.,
7.50%, Due 5/1/2017	800	842
6.125%, Due 11/15/2022	100	97
JBS Finance II Ltd., 8.25%, Due 1/29/2018B	165	165
JBS USA LLC, 11.625%, Due 5/1/2014	375	437
KB Home,
6.25%, Due 6/15/2015	400	398
9.10%, Due 9/15/2017	400	423
Level 3 Financing, Inc., 10.00%, Due 2/1/2018	145	145
Liberty Tire Recycling, 11.00%, Due 10/1/2016B	425	472
Linn Energy LLC, 8.625%, Due 4/15/2020B	900	986
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, Due 2/1/2021B	970	1,014

	Par Amount	Value
	($000)	($000)
Live Nation Entertainment, Inc., 8.125%, Due 5/15/2018B	130	134
M/I Homes, Inc., 8.625%, Due 11/15/2018B	500	508
MacDermid, Inc., 9.50%, Due 4/15/2017B	1,725	1,840
Mandalay Resort Group, 7.625%, Due 7/15/2013	600	586
Manitowoc Co., Inc., 9.50%, Due 2/15/2018	700	775
Marina District Finance Co., Inc., 9.875%, Due 8/15/2018B	900	916
Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, Due 4/1/2018	945	983
MedAssets, Inc., 8.00%, Due 11/15/2018B	200	207
Media General, Inc., 11.75%, Due 2/15/2017	400	440
MetroPCS Wireless, Inc., 7.875%, Due 9/1/2018	400	418
MGM Resorts International, 6.625%, Due 7/15/2015	1,625	1,518
Michael Foods, Inc., 9.75%, Due 7/15/2018B	475	520
Michaels Stores, Inc., 7.75%, Due 11/1/2018B	800	824
Momentive Performance Materials, Inc., 9.00%, Due 1/15/2021B	715	761
Motors Liquidation Co., 8.375%, Due 7/15/2033C	1,570	557
Mylan, Inc., 7.875%, Due 7/15/2020B	850	940
Nalco Co., 6.625%, Due 1/15/2019B	465	485
NBTY, Inc., 9.00%, Due 10/1/2018B	425	458
NCL Corp Ltd.,
11.75%, Due 11/15/2016	500	595
9.50%, Due 11/15/2018B	200	215
NewPage Corp., 11.375%, Due 12/31/2014	1,625	1,628
Nielsen Finance LLC, 0%, Due 8/1/2016D	680	715
NII Capital Corp., 10.00%, Due 8/15/2016	380	426
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015B	1,000	875
Novasep Holding SAS, 9.75%, Due 12/15/2016B	605	466
Novelis, Inc., 8.75%, Due 12/15/2020B	400	435
NPC International, Inc., 9.50%, Due 5/1/2014	625	644
NXP BV / NXP Funding LLC, 9.75%, Due 8/1/2018B	200	226
Oasis Petroleum, Inc., 7.25%, Due 2/1/2019B	500	509
Offshore Group Investments Ltd., 11.50%, Due 8/1/2015B	500	556
OnCure Holdings, Inc., 11.75%, Due 5/15/2017B	650	625
OPTI Canada, Inc.,
9.75%, Due 8/15/2013B	1,000	978
8.25%, Due 12/15/2014	800	480
Oshkosh Corp., 8.50%, Due 3/1/2020	410	458
Packaging Dynamics Corp., 8.75%, Due 2/1/2016B	200	204
Peabody Energy Corp., 7.375%, Due 11/1/2016	800	896
Peninsula Gaming LLC, 10.75%, Due 8/15/2017B	250	272
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018B	990	1,063
Petrohawk Energy Corp., 10.50%, Due 8/1/2014	900	1,034
PharmaNet Development Group, Inc., 10.875%, Due 4/15/2017B	375	398
Pilgrim’s Pride Corp., 7.875%, Due 12/15/2018B	350	350
Pinnacle Entertainment, Inc., 7.50%, Due 6/15/2015	800	828
Pinnacle Foods Finance LLC, 10.625%, Due 4/1/2017	450	485
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
9.25%, Due 4/1/2015	800	836
8.25%, Due 9/1/2017	250	258
Plains Exploration & Production Co., 10.00%, Due 3/1/2016	900	1,017
Pokagon Gaming Authority, 10.375%, Due 6/15/2014B	800	828
Polymer Group, Inc., 7.75%, Due 2/1/2019B	200	206
Prestige Brands, Inc., 8.25%, Due 4/1/2018	630	655
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	400	418
9.125%, Due 8/15/2019	500	545
Quiksilver, Inc., 6.875%, Due 4/15/2015	605	597
QVC, Inc., 7.50%, Due 10/1/2019B	640	682
Radio One, Inc., 12.50%, Due 5/24/2016	500	515
Rainbow National Services LLC, 8.75%, Due 9/1/2012B	250	251
RBS Global, Inc. / Rexnord LLC, 8.50%, Due 5/1/2018	900	965

	Par Amount	Value
	($000)	($000)
Regal Entertainment Group, 9.125%, Due 8/15/2018	575	613
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, Due 2/15/2021B	100	101
Rite Aid Corp., 9.75%, Due 6/12/2016	1,355	1,510
RITE AID Corp., 8.00%, Due 8/15/2020	100	106
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, Due 2/1/2021B	945	966
Ryerson, Inc., 12.00%, Due 11/1/2015	420	445
Sabra Health Care LP/Sabra Capital Corp., 8.125%, Due 11/1/2018B	225	233
Sally Holdings LLC, 10.50%, Due 11/15/2016	350	387
SandRidge Energy, Inc.,
9.875%, Due 5/15/2016B	100	110
8.00%, Due 6/1/2018B	900	925
Sanmina-SCI Corp., 8.125%, Due 3/1/2016	900	932
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015B	600	408
Simmons Foods, Inc., 10.50%, Due 11/1/2017B	900	968
SM Energy Co., 6.625%, Due 2/15/2019B	570	570
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	550	518
Solo Cup Co., 8.50%, Due 2/15/2014	975	878
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018B	525	576
Sprint Nextel Corp., 8.375%, Due 8/15/2017	900	983
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, Due 5/15/2018	500	538
Stratus Technologies, Inc., 12.00%, Due 3/29/2015B	425	383
SunGard Data Systems, Inc.,
10.25%, Due 8/15/2015	100	105
7.625%, Due 11/15/2020B	600	620
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019B	340	362
Telesat Canada, 12.50%, Due 11/1/2017	600	726
Tenneco, Inc., 6.875%, Due 12/15/2020B	280	287
The Manitowoc Co Inc, 8.50%, Due 11/1/2020	100	108
Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016	700	768
Titan International, Inc., 7.875%, Due 10/1/2017B	440	469
Trans Union LLC, 11.375%, Due 6/15/2018B	300	348
TriMas Corp., 9.75%, Due 12/15/2017	200	221
TRW Automotive, Inc., 8.875%, Due 12/1/2017B	325	367
Tutor Perini Corp., 7.625%, Due 11/1/2018B	440	449
TW Telecom Holdings, Inc., 8.00%, Due 3/1/2018	450	483
UHS Escrow Corp., 7.00%, Due 10/1/2018B	800	819
Uncle Acquisition 2010 Corp., 8.625%, Due 2/15/2019B	450	469
United Rentals North America, Inc., 8.375%, Due 9/15/2020	620	648
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017E	800	842
Univision Communications, Inc.,
12.00%, Due 7/1/2014B	305	333
9.75%, Due 3/15/2015B	74	81
7.875%, Due 11/1/2020B	500	534
USG Corp., 9.75%, Due 8/1/2014B	460	497
Vanguard Health Systems, Inc., %, Due 2/1/2016B	500	310
Visant Corp., 10.00%, Due 10/1/2017	1,320	1,398
WCA Waste Corp., 9.25%, Due 6/15/2014	725	750
West Corp/Old, 7.875%, Due 1/15/2019B	600	623
Wind Acquisition Finance SA, 7.25%, Due 2/15/2018B	425	440
WMG Holdings Corp., 9.50%, Due 12/15/2014D	250	252
Yonkers Racing Corp., 11.375%, Due 7/15/2016B	700	774

		129,366

Other Government - 0.46%
Fage Dairy Industries, 9.875%, Due 2/1/2020 B	815	828

U.S. Agency Mortgage Backed Obligations - 0.55%
National Mentor Holdings, Inc., 12.50%, Due 2/15/2018B	275	269
Realogy Corp., 7.875%, Due 2/15/2019B	315	315
Virgolino de Oliveira Finance Ltd., 10.50%, Due 1/28/2018B	400	403

		987

	Par Amount	Value
	($000)	($000)
Utilities - 8.51%
AES Corp., 9.75%, Due 4/15/2016	50	58
Calpine Corp.,
7.875%, Due 7/31/2020B	300	314
7.50%, Due 2/15/2021B	600	608
CMS Energy Corp., 8.75%, Due 6/15/2019	500	590
Copano Energy LLC, 8.125%, Due 3/1/2016	800	830
Dynegy Holdings, Inc., 8.375%, Due 5/1/2016	400	316
El Paso Corp., 7.00%, Due 6/15/2017	1,000	1,077
Elwood Energy LLC, 8.159%, Due 7/5/2026	631	627
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020	568	602
Energy Transfer Equity LP, 7.50%, Due 10/15/2020	375	401
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068	1,510	1,573
GCI, Inc., 8.625%, Due 11/15/2019	370	402
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, Due 12/15/2018B	435	435
GenOn Energy, Inc., 7.625%, Due 6/15/2014	475	499
Intergen NV, 9.00%, Due 6/30/2017B	900	965
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018B	400	398
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, Due 11/1/2020	500	510
NRG Energy, Inc., 7.375%, Due 2/1/2016	500	518
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.375%, Due 6/1/2016	635	702
6.875%, Due 12/1/2018	145	149
Sprint Capital Corp., 8.75%, Due 3/15/2032	1,030	1,072
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, Due 2/1/2021B	440	440
Texas Competitive Electric Holdings Co LLC / TCEH Finance, Inc., 15.00%, Due 4/1/2021B	710	632
Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015	500	308
Vimpel Communications Via VIP Finance Ireland Ltd., 7.748%, Due 2/2/2021B	260	260
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017B	625	713
12.25%, Due 7/15/2017B	227	264

		15,263

Total Corporate Obligations (Cost $157,618)		168,624

CONVERTIBLE OBLIGATIONS - 0.63%
Finance - 0.21%
E*Trade Financial Corp., 0%, Due 8/31/2019	240	384

Hotels, Restaurants & Leisure - 0.42%
Horizon Lines, Inc., 4.25%, Due 8/15/2012	800	749

Total Convertible Obligations (Cost $873)		1,133

	Shares
SHORT-TERM INVESTMENTS - 3.78% (Cost $6,774)
JPMorgan U.S. Government Money Market Fund	6,774,052	6,774

TOTAL INVESTMENTS - 98.85% (Cost $167,346)		177,317
OTHER ASSETS, NET OF LIABILITIES - 1.15%		2,061

TOTAL NET ASSETS - 100.00%		$179,378

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $83,234 or 46.41% of net assets. The Fund has no right to demand registration of these securities.

C	Warrant.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E	Is Payment in Kind.

F	Non-income producing security, issuer is in default.
American Beacon Retirement Income and
Appreciation Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Shares	Value
	(dollars in thousands)
COMMON STOCK - 5.13%
CONSUMER STAPLES - 0.12%
Molson Coors Brewing Co.	3,500	164

ENERGY - 0.78%
Baker Hughes, Inc.	5,500	377
Helmerich & Payne, Inc.	8,000	470
Superior Energy Services, Inc.A	5,500	193

Total Energy		1,040

FINANCIALS - 0.52%
Affiliated Managers Group, Inc.A	3,700	377
T Rowe Price Group, Inc.	4,800	316

Total Financials		693

HEALTH CARE - 0.13%
Amgen, Inc.	3,100	171

INDUSTRIALS - 1.06%
Aerospace & Defense - 0.13%
United Technologies Corp.	2,150	175

Industrial Conglomerates - 0.31%
Siemens AGB	3,250	417

Machinery - 0.62%
Eaton Corp.	3,900	422
Parker Hannifin Corp.	4,500	402

		824

Total Industrials		1,416

INFORMATION TECHNOLOGY - 2.00%
Communications Equipment - 0.56%
Cisco Systems, Inc.A	17,000	360
QUALCOMM, Inc.	7,200	389

		749

IT Consulting & Services - 0.30%
Accenture plc	7,770	400

Semiconductor Equipment & Products - 0.33%
Applied Materials, Inc.	28,000	439

Software - 0.81%
Autodesk, Inc.	9,500	386
Microsoft Corp.	12,000	333
Oracle Corp.	11,000	352

		1,071

Total Information Technology		2,659

MATERIALS - 0.52%
Barrick Gold Corp.	6,700	318
Freeport-McMoRan Copper & Gold, Inc.	3,400	370

Total Materials		688

Total Common Stock (Cost $5,942)		6,831

CONVERTIBLE PREFERRED STOCK — 0.57%
CONSUMER STAPLES - 0.33%
Bunge Ltd., 4.875%	4,500	443

FINANCIALS - 0.24%
Wells Fargo & Co., 7.5%	300	313

Total Convertible Preferred Stock (Cost $591,000)		756

PREFERRED STOCK - 1.23%
CONSUMER STAPLES - 0.48%
Archer-Daniels-Midland Co.	15,350	640

ENERGY - 0.30%
Apache Corp.	6,000	393

FINANCIALS - 0.45%
AMG Capital Trust I	4,150	206
Vale Capital II	4,000	389

Total Financials		595

Total Preferred Stock (Cost $1,242)		1,628

	Par Amount	Value
	(dollars in thousands)
CORPORATE OBLIGATION - 34.45% Agency - 0.15%
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	202

Finance - 16.77%
Aegon Funding Corp., 5.75%, Due 12/15/2020	250	257
American Express Co., 2.75%, Due 9/15/2015	125	123
American International Group, Inc., 6.40%, Due 12/15/2020	250	267
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012C	300	305
Bank of America Corp.,
7.80%, Due 9/15/2016	600	682
6.00%, Due 9/1/2017	400	425
7.625%, Due 6/1/2019	200	231

	Par Amount	Value
	(dollars in thousands)
Bank One Corp., 4.90%, Due 4/30/2015	250	262
Barclays Bank plc,
3.90%, Due 4/7/2015	290	299
6.75%, Due 5/22/2019	300	336
Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018	500	590
BNP Paribas, 0.703%, Due 4/8/2013D	750	745
Citigroup, Inc.,
0.566%, Due 11/5/2014D	300	289
6.125%, Due 11/21/2017	275	302
8.50%, Due 5/22/2019	750	918
CME Group, Inc., 5.40%, Due 8/1/2013	230	253
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	600	621
5.30%, Due 8/13/2019	250	262
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	289
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	277
FTI Consulting, Inc., 7.75%, Due 10/1/2016	150	158
General Electric Capital Corp.,
0.503%, Due 1/8/2016D	1,033	989
5.625%, Due 5/1/2018	250	271
6.00%, Due 8/7/2019	300	333
5.50%, Due 1/8/2020	350	372
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	516
6.25%, Due 9/1/2017	550	607
6.00%, Due 6/15/2020	135	145
HSBC Finance Corp., 0.553%, Due 1/15/2014D	850	820
ING Bank, NV, 5.125%, Due 5/1/2015C	300	309
Janus Capital Group, Inc., 6.95%, Due 6/15/2017D	125	132
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	500	519
6.00%, Due 1/15/2018	175	194
5.50%, Due 10/15/2040	250	245
JPMorgan Chase Bank, NA, 0.632%, Due 6/13/2016C D	375	358
Leucadia National Corp.,
8.125%, Due 9/15/2015	100	110
7.125%, Due 3/15/2017	192	200
Lincoln National Corp., 4.75%, Due 2/15/2014	105	111
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015C	300	301
MassMutual Global Funding II, 0.463%, Due 12/6/2013C D	275	272
Mellon Funding Corp., 0.436%, Due 5/15/2014D	250	248
Merrill Lynch & Co., Inc., 6.11%, Due 1/29/2037	275	250
MetLife, Inc., 6.375%, Due 6/15/2034	250	274
Metropolitan Life Global Funding I, 0.552%, Due 3/15/2012C D	300	300
Monumental Global Funding III, 0.503%, Due 1/15/2014C D	300	289
Morgan Stanley,
2.786%, Due 5/14/2013D	550	569
0.783%, Due 10/15/2015D	300	284
7.30%, Due 5/13/2019	280	312
5.625%, Due 9/23/2019	250	252
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	243
Nationwide Building Society, 5.50%, Due 7/18/2012C	450	475
Nordea Bank AB,
2.50%, Due 11/13/2012C	250	255
4.875%, Due 1/27/2020C	250	254
PNC Funding Corp., 4.375%, Due 8/11/2020	260	257
Pricoa Global Funding I, 5.40%, Due 10/18/2012C	150	160
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	296
Rabobank Nederland NV, 4.20%, Due 5/13/2014C	200	213
Simon Property Group LP, 10.35%, Due 4/1/2019	300	410
Societe Generale N.Y., 2.20%, Due 9/14/2013C	250	250
Travelers Cos., Inc., 3.90%, Due 11/1/2020	130	125
UBS AG, 5.875%, Due 12/20/2017	275	300
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	239
Wachovia Corp.,
0.673%, Due 10/15/2016D	600	560
5.75%, Due 2/1/2018	475	529
Wells Fargo & Co., 5.625%, Due 12/11/2017	275	305

		22,344

Industrials - 15.16%
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	130	136
7.75%, Due 8/1/2020	175	179
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	275	293
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	325	346
3.875%, Due 9/21/2020C	125	121
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	305
8.00%, Due 11/15/2039C	100	130
Apache Corp., 5.10%, Due 9/1/2040	130	119
AT&T, Inc.,
5.625%, Due 6/15/2016	200	225
5.50%, Due 2/1/2018	400	441
6.80%, Due 5/15/2036	125	135
6.40%, Due 5/15/2038	125	130
Bio Rad Labs, 8.00%, Due 9/15/2016	275	303
Boeing Co., 1.875%, Due 11/20/2012	250	255
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	325	367
5.75%, Due 5/1/2040	140	142
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	280

	Par Amount	Value
	(dollars in thousands)
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	296
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	265
2.75%, Due 6/24/2015	280	285
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	150	175
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	124
Comcast Corp., 6.55%, Due 7/1/2039	300	317
Comstock Resources, Inc., 8.375%, Due 10/15/2017	300	308
Concho Resources, Inc., 8.625%, Due 10/1/2017	275	303
ConocoPhillips,
4.60%, Due 1/15/2015	200	219
5.20%, Due 5/15/2018	325	359
CSX Corp., 5.50%, Due 4/15/2041	250	242
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	143
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	250	252
5.75%, Due 9/8/2011	250	257
DISH DBS Corp., 7.875%, Due 9/1/2019	300	318
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	246
Exide Technologies, 8.625%, Due 2/1/2018C	350	369
France Telecom S.A., 2.125%, Due 9/16/2015	125	122
Frontier Oil Corp., 8.50%, Due 9/15/2016	300	324
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	142
Hanesbrands, Inc., 8.00%, Due 12/15/2016	300	324
Hewlett-Packard Co., 2.20%, Due 12/1/2015	250	248
Holly Corp., 9.875%, Due 6/15/2017	140	154
International Business Machines Corp., 7.625%, Due 10/15/2018	150	190
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	372
Jarden Corp.,
7.50%, Due 5/1/2017	30	32
7.50%, Due 1/15/2020	120	125
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	317
Kellogg Co., 4.25%, Due 3/6/2013	250	266
NetFlix, Inc., 8.50%, Due 11/15/2017	275	311
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	368
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	160
Oshkosh Corp.,
8.25%, Due 3/1/2017	50	55
8.50%, Due 3/1/2020	125	140
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	317
Petroplus Finance Ltd., 9.375%, Due 9/15/2019C	225	219
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	124
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	257
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	495
Seagate HDD Cayman, 6.875%, Due 5/1/2020C	350	338
Service Corp International, 7.00%, Due 5/15/2019	225	231
SESI LLC, 6.875%, Due 6/1/2014	435	439
Shell International Finance BV, 3.10%, Due 6/28/2015	280	289
Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017	450	478
Swift Energy Co., 7.125%, Due 6/1/2017	375	383
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	331
Terex Corp., 8.00%, Due 11/15/2017	125	129
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	131
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	300	334
Time Warner, Inc., 4.875%, Due 3/15/2020	150	155
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	318
Tyco International Finance S.A., 3.75%, Due 1/15/2018	275	276
Union Pacific Corp., 7.875%, Due 1/15/2019	300	376
United Technologies Corp., 6.125%, Due 7/15/2038	165	184
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	277
6.90%, Due 4/15/2038	325	368
Verizon Wireless Capital, LLC, 3.75%, Due 5/20/2011	270	273
Vodafone Group plc, 6.15%, Due 2/27/2037	275	288
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	250	314
WESCO Distribution, Inc., 7.50%, Due 10/15/2017	450	464
Xerox Capital Trust I, 8.00%, Due 2/1/2027	10	10
Xerox Corp.,
5.65%, Due 5/15/2013	75	82
8.25%, Due 5/15/2014	150	177

		20,194

Other Government - 0.43%
Province of Ontario Canada,
4.10%, Due 6/16/2014	300	325
3.15%, Due 12/15/2017	250	248
		573

	Par Amount	Value
	(dollars in thousands)
Utilities - 1.94%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	131
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	301
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	250	273
EDF S.A., 4.60%, Due 1/27/2020C	300	308
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	158
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	290
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	196
3.50%, Due 10/1/2020	250	237
Progress Energy, Inc., 4.875%, Due 12/1/2019	250	262
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	147
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	280

		2,583

Total Corporate Obligations (Cost $43,573)		45,896

CONVERTIBLE OBLIGATION - 13.12%
Basic Materials - 1.23%
Allegheny Technologies, Inc., 4.25%, Due 6/1/2014	260	445
Goldcorp, Inc., 2.00%, Due 8/1/2014	225	263
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	64
1.25%, Due 7/15/2014	425	568
1.625%, Due 7/15/2017	220	297

		1,637

Communications - 1.35%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	710
Omnicom Group, Inc., 0.000%, Due 7/1/2038	150	159
priceline.com, Inc., 1.25%, Due 3/15/2015C	300	467
Symantec Corp., 1.00%, Due 6/15/2013	400	463

		1,799

Consumer Discretionary - 0.24%
Best Buy Co., Inc., 2.25%, Due 1/15/2022	200	209
RadioShack Corp., 2.50%, Due 8/1/2013C	107	110

		319

Energy - 0.13%
SESI LLC, 1.50%, Due 12/15/2026	163	167

Finance - 0.46%
Janus Capital Group, Inc., 3.25%, Due 7/15/2014	190	227
Leucadia National Corp., 3.75%, Due 4/15/2014	250	384

		611

Health Care - 0.25%
LifePoint Hospitals, Inc., 3.50%, Due 5/15/2014	325	327

Industrials - 2.62%
Alpha Natural Resources, Inc., 2.375%, Due 4/15/2015	300	379
Cephalon, Inc., 2.50%, Due 5/1/2014	300	333
Danaher Corp., 0.01%, Due 1/22/2021	370	496
Fisher Scientific International, Inc., 3.25%, Due 3/1/2024	230	329
Hologic, Inc., 1.00%, Due 12/15/2037D	47	54
Interpublic Group of Cos., Inc.,
4.25%, Due 3/15/2023	250	276
4.75%, Due 3/15/2023	90	105
Itron, Inc., 2.50%, Due 8/1/2026	275	293
Molson Coors Brewing Co., 2.50%, Due 7/30/2013	150	170
ON Semiconductor Corp., 2.625%, Due 12/15/2026	300	377
Stanley Black & Decker, Inc., 0.01%, Due 5/17/2012D	275	322
Tyson Foods, Inc., 3.25%, Due 10/15/2013	300	359

		3,493

Pharmaceuticals - 1.69%
Amgen, Inc., 0.375%, Due 2/1/2013	175	176
Endo Pharmaceuticals Holdings, Inc., 1.75%, Due 4/15/2015	250	317
Gilead Sciences, Inc., 1.625%, Due 5/1/2016C	275	296
Life Technologies Corp., 1.50%, Due 2/15/2024	246	292
Mylan, Inc., 1.25%, Due 3/15/2012	430	487
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/2015	275	326
Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026	295	363

		2,257

Technology - 5.15%
CACI International, Inc., 2.125%, Due 5/1/2014	230	270
EMC Corp., 1.75%, Due 12/1/2013	900	1,459
Intel Corp., 3.25%, Due 8/1/2039C	500	607
Linear Technology Corp., 3.00%, Due 5/1/2027	295	319
Microsoft Corp., 0%, Due 6/15/2013C	300	322
Navistar International Corp., 3.00%, Due 10/15/2014	300	437
NetApp, Inc., 1.75%, Due 6/1/2013	545	965
Rovi Corp., 2.625%, Due 2/15/2040C	300	437
SanDisk Corp.,
1.00%, Due 5/15/2013	375	363
1.50%, Due 8/15/2017	625	680
SYNNEX Corp., 4.00%, Due 5/15/2018C	275	355
Xilinx, Inc., 2.625%, Due 6/15/2017C	525	654

		6,868

Total Convertible Obligations (Cost $14,530)		17,478

	Par Amount	Value
	(dollars in thousands)
ASSET-BACKED SECURITIES - 4.00%
American Express Credit Account Master Trust, 5.35%, Due 1/15/2014, 2006-2 A	1,050	1,070
Bank of America Auto Trust, 0.75%, Due 6/15/2012, 2010-1A A2C	252	252
BMW Floorplan Master Owner Trust, 1.411%, Due 9/15/2014, 2009-1A AC D	250	253
Capital One Multi-Asset Execution Trust, 5.15%, Due 6/16/2014, 2006-A10 A10	800	821
Citibank Credit Card Issuance Trust, 1.811%, Due 5/15/2014, 2009-A2 A2D	600	610
Discover Card Master Trust, 1.561%, Due 2/17/2015, 2009-A2 AD	200	203
Ford Credit Auto Lease Trust, 1.04%, Due 3/15/2013, 2010-A A2C	463	463
Ford Credit Floorplan Master Owner Trust, 1.811%, Due 9/15/2014, 2009-2 AD	250	253
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	300	302
Nissan Master Owner Trust Receivables, 1.411%, Due 1/15/2015, 2010-AA AC D	600	606
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	174	174
6.24%, Due 7/20/2015, 2008-2 A4A	300	324

Total Asset-Backed Securities (Cost $5,251)		5,331

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.35%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	268	275
5.634%, Due 4/10/2049, 2007-2 A2	650	680
GS Mortgage Securities Corp II, 4.607%, Due 7/10/2039, 2005-GG4 A3	270	276
GS Mortgage Securities Trust, 3.849%, Due 12/10/2043, 2010-C2C	649	665
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3	256	265
3.853%, Due 6/15/2043, 2010-C1 A1C	544	562
5.745%, Due 2/12/2049, 2007-CB19 A4	400	427
5.629%, Due 2/12/2051, 2007-CB20 A2	550	570
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	477
Wachovia Bank Commercial Mortgage Trust, 5.741%, Due 6/15/2049, 2007-C32 A2	260	272

Total Non-Agency Mortgage-Backed Obligations (Cost $4,339)		4,469

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.36%
Federal Home Loan Mortgage Corporation
5.00%, Due 2/1/2021	528	564
4.50%, Due 4/1/2021	538	569
5.00%, Due 9/1/2035	1,431	1,507
5.50%, Due 4/1/2037	428	457
5.00%, Due 3/1/2038	834	874
5.50%, Due 5/1/2038	512	546

		4,517

Federal National Mortgage Association
6.50%, Due 7/1/2032	244	276
5.50%, Due 6/1/2033	514	553
4.50%, Due 9/1/2034	287	295
5.50%, Due 12/1/2035	579	623
5.00%, Due 2/1/2036	465	490
5.50%, Due 4/1/2036	809	869
5.50%, Due 2/1/2037	591	632
6.00%, Due 9/1/2037	371	403
6.00%, Due 1/1/2038	533	580
4.50%, Due 1/1/2040	1,527	1,563
4.00%, Due 9/1/2040	1,147	1,138

		7,422

Government National Mortgage Association
4.201%, Due 8/16/2026	125	127
6.00%, Due 2/15/2033	549	608
5.50%, Due 4/15/2033	748	812
5.00%, Due 5/15/2033	525	560
1.692%, Due 11/16/2035	312	314
2.989%, Due 3/16/2039	761	780

		3,201

Total U.S. Agency Mortgage-Backed Obligations (Cost $14,305)		15,140

U.S. TREASURY OBLIGATIONS - 22.25%
U.S. Treasury Bonds
7.875%, Due 2/15/2021	300	417
6.25%, Due 8/15/2023	1,500	1,869
6.875%, Due 8/15/2025	250	330
5.25%, Due 11/15/2028	1,050	1,179
4.75%, Due 2/15/2037	420	436
4.50%, Due 8/15/2039	1,210	1,199

		5,430

U.S. Treasury Notes
2.625%, Due 7/31/2014	7,000	7,340
2.25%, Due 1/31/2015	1,400	1,443
2.50%, Due 4/30/2015	1,000	1,038
4.25%, Due 8/15/2015	1,200	1,334
3.00%, Due 9/30/2016	1,000	1,041
3.125%, Due 10/31/2016	3,800	3,975
3.00%, Due 2/28/2017	2,000	2,067
3.75%, Due 11/15/2018	2,550	2,708
3.625%, Due 2/15/2020	2,250	2,328
2.625%, Due 11/15/2020	1,000	938

		24,212

Total U.S. Treasury Obligations (Cost $29,483)		29,642

	Shares
SHORT-TERM INVESTMENTS - 3.64% (Cost $4,848)
JPMorgan U.S. Government Money Market Fund	4,847,907	4,848

TOTAL INVESTMENTS - 99.10% (Cost $124,104)		132,019
OTHER ASSETS, NET OF LIABILITIES - 0.90%		1,201

TOTAL NET ASSETS - 100.00%		$133,220

A	Non-income producing security.

B	ADR — American Depository Receipt.

C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,864 or 8.91% of net assets. The Fund has no right to demand registration of these securities.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
American Beacon Intermediate Bond Fund
Schedules of Investments
January 31, 2011 (Unaudited

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 42.58%
Agency - 0.22%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	505	510
6.875%, Due 1/20/2040	110	113

		623

Finance - 19.27%
Aegon Funding Corp., 5.75%, Due 12/15/2020	400	411
Aflac, Inc., 8.50%, Due 5/15/2019	240	297
American Express Co.,
2.75%, Due 9/15/2015	225	221
8.15%, Due 3/19/2038	325	425
American Express Credit Corp., 5.875%, Due 5/2/2013	845	918
American International Group, Inc., 6.40%, Due 12/15/2020	425	453
ANZ National Int’l Ltd., 2.375%, Due 12/21/2012A	350	356
Bank of America Corp.,
4.50%, Due 4/1/2015	490	509
7.80%, Due 9/15/2016	700	795
6.00%, Due 9/1/2017	500	531
7.625%, Due 6/1/2019	1,100	1,267
Bank of New York Mellon Corp.,
4.95%, Due 11/1/2012	290	311
1.50%, Due 1/31/2014	475	475
Bank One Corp., 4.90%, Due 4/30/2015	500	523
Barclays Bank plc,
3.90%, Due 4/7/2015	380	392
6.75%, Due 5/22/2019	350	393
Bear Stearns Cos., Inc.,
6.40%, Due 10/2/2017	705	801
7.25%, Due 2/1/2018	1,170	1,380
Berkshire Hathaway Finance Corp., 5.75%, Due 1/15/2040	425	436
Berkshire Hathaway, Inc., 1.40%, Due 2/10/2012	740	747
BNP Paribas, 0.703%, Due 4/8/2013B	950	944
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	745	744
Citigroup, Inc.,
0.566%, Due 11/5/2014B	380	366
6.01%, Due 1/15/2015	605	667
6.125%, Due 11/21/2017	755	828

	Par Amount	Value
	($000)	($000)
8.50%, Due 5/22/2019	1,450	1,774
CME Group, Inc.,
5.40%, Due 8/1/2013	260	286
5.75%, Due 2/15/2014	650	727
CNA Financial Corp., 7.35%, Due 11/15/2019	210	231
Credit Suisse N.Y.,
3.45%, Due 7/2/2012	700	724
5.30%, Due 8/13/2019	425	445
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	421
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	403
General Electric Capital Corp.,
5.90%, Due 5/13/2014	550	610
0.503%, Due 1/8/2016B	1,300	1,246
5.625%, Due 5/1/2018	870	943
6.00%, Due 8/7/2019	350	389
5.50%, Due 1/8/2020	800	851
5.875%, Due 1/14/2038	745	736
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	869
6.25%, Due 9/1/2017	800	883
5.95%, Due 1/18/2018	760	822
6.00%, Due 6/15/2020	490	527
6.75%, Due 10/1/2037	345	346
HCP, Inc., 5.375%, Due 2/1/2021	500	504
HSBC Finance Corp., 0.553%, Due 1/15/2014B	1,100	1,062
ING Bank, NV, 5.125%, Due 5/1/2015A	250	258
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	1,730	1,796
6.00%, Due 1/15/2018	450	500
5.50%, Due 10/15/2040	425	417
JPMorgan Chase Bank, NA, 0.632%, Due 6/13/2016A B	480	458
Lincoln National Corp., 4.75%, Due 2/15/2014	50	53
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015A	375	376
6.375%, Due 1/21/2021	260	263
MassMutual Global Funding II, 0.463%, Due 12/6/2013A B	400	396
Mellon Funding Corp., 0.436%, Due 5/15/2014B	500	496
Merrill Lynch & Co., Inc.,
6.40%, Due 8/28/2017	1,015	1,103
6.50%, Due 7/15/2018	520	563
6.11%, Due 1/29/2037	360	327
MetLife, Inc.,
5.375%, Due 12/15/2012	735	794
6.375%, Due 6/15/2034	500	548
Metropolitan Life Global Funding I, 0.552%, Due 3/15/2012A B	380	380
Monumental Global Funding III, 0.503%, Due 1/15/2014A B	375	361
Morgan Stanley,
2.786%, Due 5/14/2013B	750	776
0.783%, Due 10/15/2015B	380	360
7.30%, Due 5/13/2019	370	412
5.625%, Due 9/23/2019	600	606
Nasdaq OMX Group,
4.00%, Due 1/15/2015	290	296
5.55%, Due 1/15/2020	315	318
National Australia Bank Ltd., 4.375%, Due 12/10/2020A	425	413
Nationwide Building Society, 5.50%, Due 7/18/2012A	550	581
Nordea Bank AB,
2.50%, Due 11/13/2012A	400	408
4.875%, Due 1/27/2020A	450	457
PNC Funding Corp.,

	Par Amount	Value
	($000)	($000)
4.25%, Due 9/21/2015	1,010	1,061
4.375%, Due 8/11/2020	410	406
Pricoa Global Funding I, 5.40%, Due 10/18/2012A	175	187
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	475	513
7.375%, Due 6/15/2019	450	534
Rabobank Nederland NV,
4.20%, Due 5/13/2014A	600	638
2.125%, Due 10/13/2015	510	493
Simon Property Group LP, 10.35%, Due 4/1/2019	375	512
Societe Generale N.Y., 2.20%, Due 9/14/2013A	450	450
State Street Corp., 4.30%, Due 5/30/2014	360	388
Travelers Cos., Inc., 3.90%, Due 11/1/2020	210	201
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	805	866
U.S. Bancorp, 1.375%, Due 9/13/2013	850	851
UBS AG, 5.875%, Due 12/20/2017	400	437
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	425	406
Wachovia Corp.,
0.673%, Due 10/15/2016B	750	701
5.75%, Due 2/1/2018	750	835
Wells Fargo & Co., 5.625%, Due 12/11/2017	475	528
Westpac Banking Corp., 2.25%, Due 11/19/2012	375	382
Willis North America, Inc., 6.20%, Due 3/28/2017	280	288

		54,382

Industrials - 17.85%
Alltel Corp., 7.00%, Due 7/1/2012	215	232
Altria Group, Inc., 9.70%, Due 11/10/2018	375	486
America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035	375	399
American Honda Finance Corp.,
4.625%, Due 4/2/2013A	250	266
3.875%, Due 9/21/2020A	225	219
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	540	558
5.00%, Due 4/15/2020	380	399
8.00%, Due 11/15/2039A	175	228
Apache Corp., 5.10%, Due 9/1/2040	200	183
AT&T, Inc.,
5.10%, Due 9/15/2014	955	1,050
5.625%, Due 6/15/2016	400	450
5.50%, Due 2/1/2018	600	661
6.80%, Due 5/15/2036	225	244
6.40%, Due 5/15/2038	200	208
5.35%, Due 9/1/2040A	283	259
Baxter International, Inc., 1.80%, Due 3/15/2013	270	275
Becton Dickinson and Co., 3.25%, Due 11/12/2020	475	445
Boeing Co., 1.875%, Due 11/20/2012	400	407
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018	600	677
7.95%, Due 8/15/2030	180	225
5.75%, Due 5/1/2040	190	193
CA, Inc., 5.375%, Due 12/1/2019	270	278
Cameron International Corp., 6.375%, Due 7/15/2018	225	249
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	449
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	360	387
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	265
6.125%, Due 2/17/2014	750	847
2.75%, Due 6/24/2015	380	387
Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014	175	205

	Par Amount	Value
	($000)	($000)
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	146
Comcast Corp.,
6.30%, Due 11/15/2017	465	532
5.875%, Due 2/15/2018	235	260
6.55%, Due 7/1/2039	500	528
ConocoPhillips,
4.60%, Due 1/15/2015	1,210	1,325
5.20%, Due 5/15/2018	600	663
5.75%, Due 2/1/2019	380	432
Cooper US, Inc.,
2.375%, Due 1/15/2016	730	721
3.875%, Due 12/15/2020	315	307
Costco Wholesale Corp., 5.30%, Due 3/15/2012	645	676
Covidien International Finance SA, 5.45%, Due 10/15/2012	500	538
CSX Corp., 5.50%, Due 4/15/2041	425	411
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	194
Daimler Finance NA LLC,
5.875%, Due 3/15/2011	300	302
5.75%, Due 9/8/2011	200	206
Dell, Inc., 3.375%, Due 6/15/2012	235	243
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015	625	637
6.35%, Due 3/15/2040	145	149
E. I. du Pont de Nemours & Co., 5.875%, Due 1/15/2014	67	75
Eaton Corp., 5.60%, Due 5/15/2018	380	422
eBay, Inc., 0.875%, Due 10/15/2013	335	332
EI Du Pont de Nemours & Co., 3.25%, Due 1/15/2015	660	689
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	418
Equity Residential, 5.125%, Due 3/15/2016	425	462
Express Scripts, Inc., 6.25%, Due 6/15/2014	685	769
France Telecom S.A.,
4.375%, Due 7/8/2014	385	415
2.125%, Due 9/16/2015	225	220
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	142
Hewlett-Packard Co.,
6.125%, Due 3/1/2014	485	548
2.20%, Due 12/1/2015	425	422
Honeywell International, Inc., 4.25%, Due 3/1/2013	620	662
Hospira, Inc., 6.05%, Due 3/30/2017	205	230
International Business Machines Corp.,
4.75%, Due 11/29/2012	525	562
7.625%, Due 10/15/2018	845	1,069
ITT Corp., 4.90%, Due 5/1/2014	615	661
John Deere Capital Corp., 4.90%, Due 9/9/2013	650	709
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	508
Kellogg Co., 4.25%, Due 3/6/2013	250	266
Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018	465	523
Kraft Foods, Inc., 6.50%, Due 2/9/2040	220	236
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	276
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	552
Marathon Petroleum Corp., 3.50%, Due 3/1/2016A	420	424
Medtronic, Inc., 3.00%, Due 3/15/2015	965	992
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	340
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	214
Novartis Capital Corp.,
4.125%, Due 2/10/2014	395	424
2.90%, Due 4/24/2015	880	907
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	397
PPG Industries, Inc., 1.90%, Due 1/15/2016	250	238
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	223

	Par Amount	Value
	($000)	($000)
Rogers Communications, Inc., 5.50%, Due 3/15/2014	475	525
Shell International Finance BV, 3.10%, Due 6/28/2015	380	392
Simon Property Group LP, 5.75%, Due 12/1/2015	460	519
Teck Resources Ltd., 6.00%, Due 8/15/2040	205	207
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	245	252
Telefonica Emisiones SAU,
4.949%, Due 1/15/2015	240	252
6.421%, Due 6/20/2016	450	496
The Coca-Cola Co, 0.75%, Due 11/15/2013	1,190	1,176
The Dow Chemical Co,
2.50%, Due 2/15/2016	200	192
4.25%, Due 11/15/2020	250	239
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	236
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	450	501
6.75%, Due 7/1/2018	825	955
Time Warner, Inc., 4.875%, Due 3/15/2020	290	300
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	225	258
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	400	401
8.50%, Due 1/15/2019	320	410
Union Pacific Corp., 7.875%, Due 1/15/2019	550	689
United Parcel Service, Inc., 3.125%, Due 1/15/2021	955	886
United Technologies Corp., 6.125%, Due 7/15/2038	125	139
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	216
6.625%, Due 6/15/2037	205	210
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	553
6.90%, Due 4/15/2038	500	567
Verizon Wireless Capital, LLC,
3.75%, Due 5/20/2011	370	374
8.50%, Due 11/15/2018	535	698
Vodafone Group plc, 6.15%, Due 2/27/2037	360	377
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	503
Waste Management, Inc., 7.375%, Due 3/11/2019	370	445
Wyeth Corp., 5.50%, Due 2/1/2014	1,605	1,785
Xerox Corp.,
5.65%, Due 5/15/2013	50	54
8.25%, Due 5/15/2014	190	224
4.25%, Due 2/15/2015	500	526

		50,387

Other Government - 0.28%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	378
3.15%, Due 12/15/2017	425	422

		800

Utilities - 4.96%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	595	645
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	185
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	351
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018	400	437
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	513
EDF S.A., 4.60%, Due 1/27/2020A	580	596
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	717
9.00%, Due 4/15/2019	300	382
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013	555	604
6.125%, Due 10/15/2039	350	350

	Par Amount	Value
	($000)	($000)
Exelon Generation Co. LLC, 6.25%, Due 10/1/2039	365	359
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	184
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	605	652
6.125%, Due 4/1/2036	375	395
National Rural Utilities Cooperative Finance Corp., 1.125%, Due 11/1/2013	485	482
ONEOK Partners LP, 6.125%, Due 2/1/2041	500	497
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	168
3.50%, Due 10/1/2020	450	427
Progress Energy, Inc., 4.875%, Due 12/1/2019	600	628
Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012	690	742
Sempra Energy, 6.50%, Due 6/1/2016	325	376
Southern Power Co., 6.25%, Due 7/15/2012	550	590
Spectra Energy Capital Corp., 5.65%, Due 3/1/2020	265	282
Spectra Energy Capital LLC, 5.668%, Due 8/15/2014	320	354
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	520	649
6.10%, Due 6/1/2040	290	305
Union Electric Co., 6.70%, Due 2/1/2019	510	591
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	447
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	223
Xcel Energy, Inc., 5.613%, Due 4/1/2017	781	850

		13,981

Total Corporate Obligations (Cost $115,021)		120,173

ASSET-BACKED SECURITIES - 3.37%
American Express Credit Account Master Trust, 5.35%, Due 1/15/2014, 2006-2 A	1,550	1,579
Bank of America Auto Trust, 0.75%, Due 6/15/2012, 2010-1A A2A	315	315
BMW Floorplan Master Owner Trust, 1.411%, Due 9/15/2014, 2009-1A AA B	400	404
Capital One Multi-Asset Execution Trust, 5.15%, Due 6/16/2014, 2006-A10 A10	1,150	1,178
Citibank Credit Card Issuance Trust, 1.811%, Due 5/15/2014, 2009-A2 A2B	750	763
CNH Equipment Trust, 1.17%, Due 5/15/2015,	665	664
Discover Card Master Trust, 1.561%, Due 2/17/2015, 2009-A2 AB	600	610
Ford Credit Auto Lease Trust, 1.04%, Due 3/15/2013, 2010-A A2A	591	592
Ford Credit Floorplan Master Owner Trust, 1.811%, Due 9/15/2014, 2009-2 AB	400	406
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	350	353
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	385	399
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	229
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	195	196
3.96%, Due 5/16/2016, 2009-A A4	510	530
Nissan Master Owner Trust Receivables, 1.411%, Due 1/15/2015, 2010-AA AA B	750	758
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	218	218
6.24%, Due 7/20/2015, 2008-2 A4A	300	324

Total Asset-Backed Securities (Cost $9,394)		9,518

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.22%
Banc of America Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	377	387
5.634%, Due 4/10/2049, 2007-2 A2	850	889
Bear Stearns Commercial Mortgage Securities, Inc.,
5.201%, Due 12/11/2038, 2006-PWR14 A4	790	836
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,383
4.831%, Due 7/11/2042, 2004-PWR5 A4	835	867
Citigroup Commercial Mortgage Trust, 4.38%, Due 10/15/2041, 2004-C2 A3	734	739

	Par Amount	Value
	($000)	($000)
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, Due 11/15/2044, 2007-CD5 A4	840	903
GS Mortgage Securities Corp II, 4.607%, Due 7/10/2039, 2005-GG4 A3	380	388
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, A	587	599
3.849%, Due 12/10/2043, 2010-C2A	799	818
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3	361	373
3.853%, Due 6/15/2043, 2010-C1 A1A	742	766
4.625%, Due 3/15/2046, 2005-LDP1 A2	314	318
5.745%, Due 2/12/2049, 2007-CB19 A4	550	587
5.629%, Due 2/12/2051, 2007-CB20 A2	750	778
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	583
Prime Mortgage Trust, 5.25%, Due 7/25/2020, 2005-2	263	271
Wachovia Bank Commercial Mortgage Trust, 5.741%, Due 6/15/2049, 2007-C32 A2	410	429

Total Non-Agency Mortgage-Backed Obligations (Cost $11,169)		11,914

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 24.23%
Federal Home Loan Mortgage Corporation - 7.04%
4.50%, Due 3/1/2019	287	303
5.00%, Due 10/1/2020	681	727
5.00%, Due 4/1/2023	157	166
3.50%, Due 10/1/2025	1,625	1,635
5.00%, Due 8/1/2033	416	438
5.50%, Due 2/1/2034	516	554
6.00%, Due 8/1/2034	250	274
5.00%, Due 8/1/2035	282	297
5.00%, Due 9/1/2035	716	753
6.00%, Due 8/1/2036	252	274
5.50%, Due 4/1/2037	428	457
5.50%, Due 12/1/2037	1,801	1,927
5.00%, Due 3/1/2038	613	643
6.00%, Due 3/1/2038	1,394	1,518
5.50%, Due 5/1/2038	640	683
5.50%, Due 6/1/2038	483	515
5.50%, Due 10/1/2039	680	725
5.00%, Due 4/1/2040	4,538	4,755
5.00%, Due 5/1/2040	3,063	3,227

		19,871

Federal National Mortgage Association - 15.82%
6.50%, Due 2/1/2017	114	124
5.00%, Due 12/1/2017	394	422
4.50%, Due 9/1/2018	775	821
4.00%, Due 8/1/2020	205	212
5.00%, Due 11/1/2023	74	79
4.50%, Due 4/1/2024	499	526
5.00%, Due 4/1/2025	3,280	3,485
4.50%, Due 5/1/2025	1,542	1,618
4.50%, Due 5/1/2025	164	172
4.50%, Due 6/1/2025	3,473	3,643
5.00%, Due 3/1/2034	551	581
5.50%, Due 6/1/2034	302	325
4.50%, Due 9/1/2034	191	197
5.50%, Due 2/1/2035	619	666
5.00%, Due 11/1/2035	813	856
5.50%, Due 12/1/2035	446	479
5.50%, Due 1/1/2036	520	559
5.00%, Due 2/1/2036	465	490
5.50%, Due 4/1/2036	1,012	1,087
6.00%, Due 9/1/2036	207	226

	Par Amount	Value
	($000)	($000)
6.50%, Due 9/1/2036	751	841
6.50%, Due 12/1/2036	363	407
5.50%, Due 2/1/2037	591	633
5.50%, Due 8/1/2037	1,526	1,641
6.00%, Due 9/1/2037	556	605
6.00%, Due 1/1/2038	853	928
5.50%, Due 3/1/2038	2,626	2,828
5.00%, Due 4/1/2038	549	577
5.50%, Due 6/1/2038	445	476
5.00%, Due 6/1/2038	750	787
5.50%, Due 6/1/2038	684	731
4.50%, Due 1/1/2040	3,393	3,471
5.00%, Due 5/1/2040	6,062	6,360
5.50%, Due 6/1/2040	3,120	3,337
4.50%, Due 8/1/2040	2,223	2,274
4.00%, Due 9/1/2040	2,199	2,181

		44,645

Government National Mortgage Association - 1.37%
4.201%, Due 8/16/2026	72	72
6.50%, Due 3/15/2028	254	288
6.00%, Due 4/15/2031	299	330
5.50%, Due 2/20/2034	343	371
1.692%, Due 11/16/2035	448	452
2.989%, Due 3/16/2039	1,094	1,122
5.50%, Due 2/15/2040	1,153	1,247

		3,882

Total U.S. Agency Mortgage-Backed Obligations (Cost $67,245)		68,398

U.S. AGENCY OBLIGATIONS - 0.35%
5.125%, Due 1/2/2014	385	421
4.625%, Due 10/15/2014	500	556

Total U.S. Agency Obligations (Cost $890)		977

U.S. TREASURY OBLIGATIONS - 23.21%
U.S. Treasury Bonds - 4.61%
7.875%, Due 2/15/2021	1,050	1,459
6.25%, Due 8/15/2023	1,400	1,744
6.875%, Due 8/15/2025	770	1,015
5.25%, Due 11/15/2028	750	842
4.75%, Due 2/15/2037	1,300	1,351
4.50%, Due 8/15/2039	2,810	2,785
3.875%, Due 8/15/2040	4,295	3,810

		13,006

U.S. Treasury Notes - 18.60%
1.375%, Due 1/15/2013	3,745	3,803
0.75%, Due 8/15/2013	7,000	6,996
2.625%, Due 7/31/2014	5,000	5,244
2.25%, Due 1/31/2015	1,000	1,031
2.50%, Due 4/30/2015	5,000	5,189
4.25%, Due 8/15/2015	2,000	2,223
1.25%, Due 10/31/2015	7,895	7,682
3.00%, Due 9/30/2016	3,050	3,174
3.125%, Due 10/31/2016	3,300	3,452
3.75%, Due 11/15/2018	2,600	2,761
3.625%, Due 2/15/2020	3,050	3,156
2.625%, Due 11/15/2020	8,315	7,796

		52,507

Total U.S. Treasury Obligations (Cost $66,092)		65,513

	Shares
SHORT-TERM INVESTMENTS - 1.19% (Cost $3,355)
JPMorgan U.S. Government Money Market Fund	3,354,808	3,355

TOTAL INVESTMENTS - 99.15% (Cost $273,185)		279,848
OTHER ASSETS, NET OF LIABILITIES - 0.85%		2,390

TOTAL NET ASSETS - 100.00%		$282,238

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,963 or 4.24% of net assets. The Fund has no right to demand registration of these securities.

B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
Short-Term Bond Fund
Schedules of Investments
January 31, 2011 (Unaudited)

	Par Amount	Value
	($000)	($000)
CORPORATE OBLIGATIONS - 46.02%
Agency - 0.71%
EDF SA, 5.50%, Due 1/26/2014 A	1,000	1,103

Finance - 25.79%
American Express Co., 7.25%, Due 5/20/2014	1,000	1,145
American International Group, Inc., 3.65%, Due 1/15/2014	1,000	1,029
ANZ National International Ltd./New Zealand, 1.304%, Due 12/20/2013A B	2,000	1,997
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,066
BNP Paribas, 0.703%, Due 4/8/2013B	1,500	1,491
Citigroup, Inc., 0.566%, Due 11/5/2014B	2,573	2,478
CME Group, Inc., 5.40%, Due 8/1/2013	250	275
Credit Suisse First Boston, 5.00%, Due 5/15/2013	2,000	2,143
Dexia Credit Local N.Y., 0.703%, Due 3/5/2013A B	3,000	2,985
General Electric Capital Corp.,
0.434%, Due 3/20/2014B	1,446	1,414
0.562%, Due 9/15/2014B	1,218	1,192
Goldman Sachs Group, Inc., 4.75%, Due 7/15/2013	2,000	2,134
HSBC Finance Corp., 0.553%, Due 1/15/2014B	1,000	965
JPMorgan Chase & Co., 1.103%, Due 1/24/2014B	2,000	2,002
Lloyds TSB Bank plc, 2.653%, Due 1/24/2014B	2,000	2,010
MassMutual Global Funding II, 3.625%, Due 7/16/2012A	500	519
MBNA Corp., 7.50%, Due 3/15/2012	2,000	2,138
Metropolitan Life Global Funding I, 2.875%, Due 9/17/2012A	1,000	1,024
Monumental Global Funding III, 0.503%, Due 1/15/2014A B	1,000	962
Morgan Stanley, 0.603%, Due 1/9/2014B	2,000	1,934
National Australia Bank Ltd., 1.70%, Due 12/10/2013A	2,000	1,993
Nationwide Building Society, 5.50%, Due 7/18/2012A	1,000	1,056
Pricoa Global Funding I, 5.40%, Due 10/18/2012A	500	534
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,061
Rabobank Nederland NV, 2.65%, Due 8/17/2012A	2,000	2,052
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014A	1,500	1,608
Wachovia Bank NA, 0.666%, Due 11/3/2014B	1,000	970

		40,177

	Par Amount	Value
	($000)	($000)
Industrials - 17.00%
ABN Amro Bank NV, 1.00%, Due 1/30/2014A B	2,000	1,996
American Honda Finance Corp., 4.625%, Due 4/2/2013A	1,000	1,064
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,033
2.50%, Due 3/26/2013	1,000	1,023
Burlington Northern Santa Fe LLC, 4.875%, Due 1/15/2015	1,000	1,091
Canadian Natural Resources Ltd., 6.70%, Due 7/15/2011	1,000	1,027
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	530
Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, Due 2/1/2012	1,000	1,044
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,555
Daimler Finance NA LLC, 5.75%, Due 9/8/2011	1,000	1,030
Devon Financing Corp. U.L.C., 6.875%, Due 9/30/2011	1,000	1,041
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014A	1,000	1,053
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,078
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,098
Hewlett-Packard Co., 4.50%, Due 3/1/2013B	1,000	1,069
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,073
Kraft Foods, Inc., 5.625%, Due 11/1/2011	64	66
Marathon Oil Canada Corp., 8.375%, Due 5/1/2012	1,000	1,093
Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011A	2,000	2,010
Telefonica Emisiones SAU, 0.616%, Due 2/4/2013B	1,000	982
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,059
Tyco International Finance S.A., 4.125%, Due 10/15/2014	500	534
Union Pacific Corp.,
6.50%, Due 4/15/2012	500	532
5.45%, Due 1/31/2013	1,000	1,078
Volkswagen International Finance N.V., 1.625%, Due 8/12/2013A	1,000	1,006
Xerox Corp., 5.65%, Due 5/15/2013	300	326

		26,491

Utilities - 2.52%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,075
FPL Group Capital, Inc., 0.686%, Due 11/9/2012B	1,000	1,004
Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,028
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	819

		3,926

Total Corporate Obligations (Cost $71,182)		71,697

ASSET-BACKED SECURITIES - 19.33%
Bank of America Auto Trust,
0.75%, Due 6/15/2012, 2010-1A A2A	420	420
2.67%, Due 7/15/2013, 2009-1A A3A	772	780
2.13%, Due 9/15/2013, 2009-2A A3A	899	907
BMW Floorplan Master Owner Trust, 1.411%, Due 9/15/2014, 2009-1A AA B	2,000	2,022
Capital One Multi-Asset Execution Trust, 3.20%, Due 4/15/2014, 2009-A2 A2	2,000	2,020
CarMax Auto Owner Trust, 0.83%, Due 11/15/2012, 2010-1 A2	668	669
Chase Issuance Trust, 1.811%, Due 4/15/2014, 2009-A2 A2B	2,000	2,031
Citibank Credit Card Issuance Trust, 2.70%, Due 6/24/2013, 2009-A3 A3	2,000	2,023
CitiFinancial Auto Issuance Trust, 2.59%, Due 10/15/2013, 2009-1 A3A	2,000	2,031
Discover Card Master Trust, 1.561%, Due 2/17/2015, 2009-A2 AB	2,000	2,033
Ford Credit Auto Owner Trust, 2.17%, Due 10/15/2013, 2009-D A3	980	991
Ford Credit Floorplan Master Owner Trust, 1.811%, Due 9/15/2014, 2009-2 AB	2,000	2,028
GE Capital Credit Card Master Note Trust, 3.69%, Due 7/15/2015, 2009-2 A	2,000	2,077
GE Equipment Midticket LLC, 2.34%, Due 6/17/2013, 2009-1 A3	751	758
Harley-Davidson Motorcycle Trust, 5.52%, Due 11/15/2013, 2007-3 A4	1,373	1,412
Honda Auto Receivables Owner Trust, 2.31%, Due 5/15/2013, 2009-3 A3	1,328	1,342
Mercedes-Benz Auto Receivables Trust, 0.70%, Due 8/15/2012, 2010-1 A2	887	888
Nissan Auto Lease Trust,
1.12%, Due 12/15/2013,	1,000	999

	Par Amount	Value
	($000)	($000)
2.07%, Due 1/15/2015, 2009-B A3	2,000	2,011
Nissan Master Owner Trust Receivables, 1.411%, Due 1/15/2015, 2010-AA AA B	1,000	1,011
USAA Auto Owner Trust, 5.55%, Due 2/15/2013, 2007-1 A4	0	0
Volkswagen Auto Loan Enhanced Trust,
0.66%, Due 5/21/2012, 2010-1 A2	581	581
6.24%, Due 7/20/2015, 2008-2 A4A	1,000	1,079

Total Asset-Backed Securities (Cost $29,708)		30,113

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.82%
Banc of America Commercial Mortgage, Inc.,
4.561%, Due 11/10/2041, 2004-5 A3	1,170	1,188
5.634%, Due 4/10/2049, 2007-2 A2	800	836
GMAC Mortgage Servicer Advance Funding Co. Ltd., 4.25%, Due 1/15/2022, 2010-1A AA	2,000	2,009
JPMorgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	989	1,022
NCUA Guaranteed Notes, 1.84%, Due 10/7/2020,	890	892

Total Non-Agency Mortgage-Backed Obligations (Cost $5,885)		5,947

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.29%
Government National Mortgage Association 2.021%, Due 11/19/2012	3,000	3,027
4.968%, Due 12/16/2021	179	180
4.201%, Due 8/16/2026	358	361
1.864%, Due 8/16/2031	3,572	3,598
2.239%, Due 12/16/2031	3,000	3,030
2.782%, Due 6/16/2036	1,965	2,011
3.069%, Due 6/16/2036	2,928	3,044
2.989%, Due 3/16/2039	1,903	1,951
3.210%, Due 10/16/2039	1,972	2,040
Government National Mortgage Association, 3.069%, Due 6/16/2036	2,989	3,014

Total U.S. Agency Mortgage-Backed Obligations (Cost $22,032)		22,256

U.S. TREASURY OBLIGATIONS - 14.15%
2.50%, Due 3/31/2015	13,500	14,028
1.75%, Due 7/31/2015	8,000	8,012

Total U.S. Treasury Obligations (Cost $21,565)		22,040

	Shares
SHORT-TERM INVESTMENTS - 2.90% (Cost $4,513)
JPMorgan U.S. Government Money Market Fund	4,513,297	4,513

TOTAL INVESTMENTS - 100.51% (Cost $154,885)		156,566
LIABILITIES, NET OF OTHER ASSETS — (0.51%)		(792)

TOTAL NET ASSETS - 100.00%		$155,774

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $33,164 or 21.29% of net assets. The Fund has no right to demand registration of these securities.

B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Of the total investments at January 31, 2011, for the Emerging Markets and International Equity Funds $73,742 or 42.75% and $507,571 or 33.75%, respectively were valued at fair value based on procedures established by the Board.
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. For the Balanced, High Yield, Retirement Income and Appreciation, Intermediate Bond and Short-Term Bond Funds, Level 2 securities are fixed-income securities that are valued using observable inputs as stated above. For the International Equity and Emerging Markets Funds, Level 2 securities are valued based on fair value procedures established by the Board.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. As of January 31, 2011 the Funds’ investments were classified as follows (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$557,787	$—	$—	$557,787
Preferred Stock	2,037	—	—	2,037
U.S. Treasury Obligations	—	57,651	—	57,651
Corporate Obligations	—	135,980	—	135,980
Municipal Securities	—	3,412	—	3,412
Non-Agency Mortgage Backed Obligations	—	11,205	—	11,205
Asset Backed Securities	—	8,269	—	8,269
U.S. Agency Mortgage Backed Obligations	—	48,787	—	48,787
U.S. Agency Obligations	—	40,737	—	40,737
Short Term Investments	30,026	5,894	—	35,920

Total Investments in Securities	$589,850	$311,935	$—	$901,785

Futures Contracts	$906	—	—	$906

Large Cap Value Fund	Level 1	Level 2		Level 3	Total
Common Stock	$8,709,922		$—	$—	$8,709,922
Preferred Stock	36,289		—	—	36,289
Short Term Investments	307,621		—	—	307,621

Total Investments in Securities	$9,053,832	$		$—	$9,053,832

Futures Contracts	$6,556		—	—	$6,556

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$85,362	$—	$—	$85,362
Short Term Investments	4,931	—	—	4,931

Total Investments in Securities	$90,293	—	$—	$90,293

Futures Contracts	$91	—	—	$91

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$103,643	$—	$—	$103,643
Preferred Stock	766	—	—	766
Short Term Investments	5,316	—	—	5,316

Total Investments in Securities	$109,725	—	$—	$109,725

Futures Contracts	$60	—	—	$60

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$3,079,885	$—	$—	$3,079,885
Security Lending	85,186	—	—	85,186
Short Term Investments	193,160	—	—	193,160

Total Investments in Securities	$3,358,231	—	$—	$3,358,231

Futures Contracts	$1,338	—	—	$1,338

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$935,537	$507,571	$—	$1,443,108
Preferred Stocks	—	—	—	—
Short Term Investments	53,501	—	—	53,501
Securities Lending Collateral	33,037	—	—	33,037

Total Investments in Securities	$1,022,075	$507,571	$—	$1,529,646

Forward Exchange Contracts — Assets	1,032	—	—	1,032
Forward Exchange Contracts — Liabilities	(42)	—	—	(42)
Futures Contracts	171	—	—	171

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stock	$85,918	$71,646	$—	$157,564
Preferred Stocks	3,283	1,826		5,109
Short Term Investments	7,694	—	—	7,694

Total Investments in Securities	$96,895	$73,472	$—	$170,367

Futures Contracts	(107)	—	—	(107)

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$425	$—	$—	$425
Preferred Stocks	361	—	—	361
Corporate Obligations	—	168,624	—	168,624
Convertible Obligations	—	1,133	—	1,133
Short Term Investments	6,774	—	—	6,774

Total Investments in Securities	$7,560	$169,757	$—	$177,317

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,831	$—	$—	$6,831
Convertible Preferred	756	—	—	756
Preferred Stock	1,628	—	—	1,628
Corporate Obligations	—	45,896	—	45,896
Convertible Obligations	—	17,478	—	17,478
Non-Agency Mortgage Backed Obligations	—	4,469	—	4,469
Asset-Backed Obligations	—	5,331	—	5,331
U.S. Agency Mortgage Backed Obligations	—	15,140	—	15,140
U.S. Treasury Obligations	—	29,642	—	29,642
Short Term Investments	4,848	—	—	4,848

Total Investments in Securities	$14,063	$117,956	$—	$132,019

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$120,173	$—	$120,173
Non-Agency Mortgage Backed Obligations	—	11,914	—	11,914
Asset-Backed Securities	—	9,518	—	9,518
U.S. Agency Mortgage Backed Obligations	—	68,398	—	68,398
U.S. Agency Obligations	—	977	—	977
U.S. Treasury Obligations	—	65,513	—	65,513
Short Term Investments	3,355	—	—	3,355

Total Investments in Securities	$3,355	$276,493	$—	$279,848

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$71,697	$—	$71,697
Non-Agency Mortgage Backed Obligations	—	5,947	—	5,947
Asset-Backed Securities	—	30,113	—	30,113
U.S. Agency Mortgage Backed Obligations	—	22,256	—	22,256
U.S. Treasury Obligations	—	22,040	—	22,040
Short Term Investments	4,513	—	—	4,513

Total Investments in Securities	$4,513	$152,053	$—	$156,566

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Securities Lending
     The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Cost of Investments for Federal Income Tax Purposes
     As of January 31, 2011, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced	$850,069	$114,158	$(62,442)	$51,716
Large Cap Value	8,679,741	976,522	(602,431)	374,091
Large Cap Growth	70,334	20,414	(455)	19,959
Mid-Cap Value	91,617	19,704	(1,596)	18,108
Small Cap Value	2,805,681	638,857	(86,307)	552,550
International Equity	1,342,643	269,086	(82,083)	187,003
Emerging Markets	156,312	20,915	(6,860)	14,055
Retirement Income and Appreciation	124,254	8,409	(644)	7,765
High Yield Bond	168,115	14,028	(4,826)	9,202
Intermediate Bond	273,196	8,543	(1,891)	6,552
Short-Term Bond	154,885	2,357	(676)	1,681
ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 1, 2011

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: April 1, 2011